UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02145

LORD ABBETT BOND-DEBENTURE FUND, INC.
(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302
(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary
90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 12/31

Date of reporting period: 6/30/2012

Item 1:	Report(s) to Shareholders.

2 0 1 2

L O R D  A B B E T T

S E M I A N N U A L

R E P O R T

Lord Abbett

Bond Debenture Fund

For the six-month period ended June 30, 2012

Lord Abbett Bond Debenture Fund Semiannual Report
For the six-month period ended June 30, 2012

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report of the Lord Abbett Bond Debenture Fund for the six-month period ended June 30, 2012. For additional information about the Fund, please visit our Website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our Website.

          Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow
Chairman

Expense Example

          As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

          The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 through June 30, 2012).

Actual Expenses

          For each class of the Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period 1/1/12 – 6/30/12” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

          For each class of the Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†

	1/1/12	6/30/12	1/1/12 - 6/30/12

Class A
Actual	$1,000.00	$1,059.20	$4.92
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.09	$4.82
Class B
Actual	$1,000.00	$1,055.70	$8.23
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.85	$8.07
Class C
Actual	$1,000.00	$1,055.70	$8.23
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.85	$8.07
Class F
Actual	$1,000.00	$1,060.50	$3.64
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.34	$3.57
Class I
Actual	$1,000.00	$1,059.70	$3.12
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.78	$3.07
Class P
Actual	$1,000.00	$1,059.90	$4.92
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.09	$4.82
Class R2
Actual	$1,000.00	$1,057.90	$6.19
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.86	$6.07
Class R3
Actual	$1,000.00	$1,058.50	$5.68
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.36	$5.57

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.96% for Classes A and P, 1.61% for Classes B and C, 0.71% for Class F, 0.61% for Class I, 1.21% for Class R2 and 1.11% for Class R3) multiplied by the average account value over the period, multiplied by 182/366 (to reflect one-half year period).

Portfolio Holdings Presented by Sector
June 30, 2012

Sector*	%**
Agency	0.01%
Automotive	3.84%
Banking	4.98%
Basic Industry	6.63%
Capital Goods	8.22%
Consumer Cyclical	4.55%
Consumer Non-Cyclical	2.81%
Energy	12.38%
Financial Services	6.19%
Foreign Government	0.25%

Sector*	%**
Healthcare	7.39%
Insurance	1.79%
Media	6.29%
Municipal	0.21%
Real Estate	1.58%
Services	10.18%
Technology & Electronics	9.35%
Telecommunications	9.04%
Utility	2.22%
Short-Term Investment	2.09%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Schedule of Investments (unaudited)
June 30, 2012

Investments	Shares (000)	Fair Value

LONG-TERM INVESTMENTS 97.03%

COMMON STOCKS 2.34%

Aerospace & Defense 0.10%
BE Aerospace, Inc.*	100	$4,366,000
SAIC, Inc.	300	3,636,000

Total		8,002,000

Agency/Government Related 0.00%
Fannie Mae*	818	208,639

Auto Parts & Equipment 0.36%
Allison Transmission Holdings, Inc.	103	1,813,948
Cooper-Standard Holdings, Inc.*	753	27,670,508

Total		29,484,456

Banking 0.16%
Fifth Third Bancorp	300	4,020,000
Huntington Bancshares, Inc.	700	4,480,000
Regions Financial Corp.	600	4,050,000

Total		12,550,000

Chemicals 0.12%
LyondellBasell Industries NV Class A (Netherlands)(a)	100	4,027,000
Rockwood Holdings, Inc.*	100	4,435,000
TPC Group, Inc.*	35	1,301,083

Total		9,763,083

Diversified Capital Goods 0.16%
Actuant Corp. Class A	141	3,817,827
Emerson Electric Co.	200	9,316,000

Total		13,133,827

Electronics 0.07%
Broadcom Corp. Class A*	170	5,746,000

Energy: Exploration & Production 0.20%
Whiting Petroleum Corp.*	400	16,448,000

Food & Drug Retailers 0.03%
Ingles Markets, Inc. Class A	160	2,564,800

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
June 30, 2012

Investments	Shares (000)	Fair Value

Investments & Miscellaneous Financial Services 0.26%
SPDR S&P MidCap 400 ETF Trust	125	$21,412,500

Machinery 0.02%
Rexnord Corp.*	68	1,352,700

Pharmaceuticals 0.16%
Mylan, Inc.*	400	8,548,000
Teva Pharmaceutical Industries Ltd. ADR	100	3,944,000

Total		12,492,000

Software/Services 0.46%
Facebook, Inc. Class A*	200	6,224,000
Fortinet, Inc.*	220	5,108,400
Informatica Corp.*	300	12,708,000
Monster Worldwide, Inc.*	300	2,550,000
Nuance Communications, Inc.*	250	5,955,000
VeriFone Systems, Inc.*	150	4,963,500

Total		37,508,900

Specialty Retail 0.08%
Home Depot, Inc. (The)	125	6,623,750

Telecommunications Equipment 0.09%
Aruba Networks, Inc.*	500	7,525,000

Telecommunications: Wireless 0.07%
QUALCOMM, Inc.	100	5,568,000

Total Common Stocks (cost $199,779,090)		190,383,655

	Interest Rate	Maturity Date	Principal Amount (000)

CONVERTIBLE BONDS 6.32%

Apparel/Textiles 0.12%
Iconix Brand Group, Inc.†	2.50%	6/1/2016	$10,000	9,687,500

Auto Parts & Equipment 0.31%
Meritor, Inc. (Zero Coupon after 3/1/2016)~	4.625%	3/1/2026	28,515	24,914,981

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)
June 30, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Automakers 0.24%
Ford Motor Co.	4.25%	11/15/2016	$10,000	$13,950,000
Navistar International Corp.	3.00%	10/15/2014	6,350	5,953,125

Total				19,903,125

Computer Hardware 0.60%
Intel Corp.	2.95%	12/15/2035	10,000	11,362,500
Microchip Technology, Inc.	2.125%	12/15/2037	1,800	2,254,500
Micron Technology, Inc.†	2.375%	5/1/2032	15,000	13,893,750
NetApp, Inc.	1.75%	6/1/2013	16,500	18,933,750
SanDisk Corp.	1.50%	8/15/2017	2,100	2,170,875

Total				48,615,375

Electronics 0.16%
A123 Systems, Inc.	3.75%	4/15/2016	9,350	2,454,375
ON Semiconductor Corp.	2.625%	12/15/2026	9,800	10,547,250

Total				13,001,625

Energy: Exploration & Production 0.11%
Chesapeake Energy Corp.	2.50%	5/15/2037	10,000	8,612,500

Health Services 0.21%
Human Genome Sciences, Inc.	3.00%	11/15/2018	7,500	8,990,625
Incyte Corp.	4.75%	10/1/2015	3,000	7,946,250

Total				16,936,875

Hotels 0.13%
Host Hotels & Resorts LP†	2.50%	10/15/2029	8,000	10,410,000

Integrated Energy 0.11%
SunPower Corp.	4.50%	3/15/2015	10,000	8,775,000

Leisure 0.16%
priceline.com, Inc.†	1.00%	3/15/2018	12,325	13,049,094

Machinery 0.09%
Altra Holdings, Inc.	2.75%	3/1/2031	7,950	7,383,563

Media: Diversified 0.32%
Liberty Interactive LLC (convertible into Viacom, Inc., Class B and CBS Corp.)	3.25%	3/15/2031	30,000	26,362,500

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
June 30, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Media: Services 0.09%
Omnicom Group, Inc.	Zero Coupon	7/1/2038	$7,000	$7,577,500

Medical Products 0.18%
NuVasive, Inc.	2.75%	7/1/2017	14,400	14,274,000

Metals/Mining (Excluding Steel) 0.52%
Alpha Appalachia Holdings, Inc.	3.25%	8/1/2015	7,225	6,267,687
Molycorp, Inc.	3.25%	6/15/2016	5,000	4,037,500
Newmont Mining Corp.	1.25%	7/15/2014	20,000	24,900,000
Newmont Mining Corp.	1.625%	7/15/2017	5,500	7,321,875

Total				42,527,062

Monoline Insurance 0.08%
Radian Group, Inc.	3.00%	11/15/2017	10,800	6,399,000

Oil Field Equipment & Services 0.09%
Exterran Energy Corp.	4.75%	1/15/2014	7,400	7,215,000

Packaging 0.21%
Owens-Brockway Glass Container, Inc.†	3.00%	6/1/2015	18,000	17,280,000

Pharmaceuticals 0.83%
BioMarin Pharmaceutical, Inc.	1.875%	4/23/2017	3,000	6,135,000
Gilead Sciences, Inc.	0.625%	5/1/2013	22,000	30,140,000
Medicis Pharmaceutical Corp.	1.375%	6/1/2017	3,000	2,988,750
Medivation, Inc.	2.625%	4/1/2017	15,000	17,981,250
Vertex Pharmaceuticals, Inc.	3.35%	10/1/2015	7,700	10,096,625

Total				67,341,625

Real Estate 0.05%
Boston Properties LP	3.75%	5/15/2036	3,500	4,016,250

Software/Services 1.59%
Alliance Data Systems Corp.	1.75%	8/1/2013	7,500	13,031,250
EMC Corp.	1.75%	12/1/2013	22,000	35,915,000
Nuance Communications, Inc.	2.75%	8/15/2027	9,900	13,699,125
Nuance Communications, Inc.†	2.75%	11/1/2031	9,300	10,311,375
Symantec Corp.	1.00%	6/15/2013	20,775	21,372,281
TIBCO Software, Inc.†	2.25%	5/1/2032	20,000	19,525,000
Xilinx, Inc.	2.625%	6/15/2017	12,000	15,450,000

Total				129,304,031

See Notes to Financial Statements.	7

Schedule of Investments (unaudited)(continued)
June 30, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Telecommunications: Wireless 0.12%
SBA Communications Corp.	4.00%	10/1/2014	$5,000	$9,668,750

Total Convertible Bonds (cost $516,818,504)				513,255,356

			Shares (000)

CONVERTIBLE PREFERRED STOCKS 2.54%

Aerospace/Defense 0.18%
United Technologies Corp.	7.50%		270	14,226,300

Auto Parts & Equipment 0.04%
Cooper-Standard Holdings, Inc. PIK	7.00%		22	3,614,036

Automakers 0.11%
General Motors Co.	4.75%		275	9,130,000

Banking 0.73%
Bank of America Corp.	7.25%		37	36,133,500
Citigroup, Inc.	7.50%		270	23,101,200

Total				59,234,700

Electric: Integrated 0.22%
PPL Corp.	8.75%		335	17,912,450

Energy: Exploration & Production 0.42%
Apache Corp.	6.00%		676	33,957,216
Whiting Petroleum Corp.	6.25%		2	373,480

Total				34,330,696

Food: Wholesale 0.21%
Bunge Ltd.	4.875%		180	17,190,000

Investments & Miscellaneous Financial Services 0.27%
AMG Capital Trust I	5.10%		450	22,218,750

Life Insurance 0.31%
MetLife, Inc.	5.00%		400	24,748,000

Multi-Line Insurance 0.05%
Hartford Financial Services Group, Inc. (The)	7.25%		219	4,085,950

Total Convertible Preferred Stocks (cost $214,000,219)				206,690,882

8	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
June 30, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

FLOATING RATE LOANS(b) 3.22%

Aerospace 0.12%
DigitalGlobe, Inc. Term Loan B	5.75%	10/7/2018	$9,950	$9,847,963

Beverages 0.15%
Smart Balance, Inc. New Term Loan	7.00%	5/31/2018	12,000	11,970,000

Chemicals 0.05%
Momentive Performance Materials USA, Inc. Tranche B-1B Term Loan	3.75%	5/5/2015	3,965	3,804,236

Department Stores 0.12%
Neiman-Marcus Group, Inc. (The) Extended Term Loan	4.75%	5/16/2018	10,000	9,908,280

Electric: Generation 0.16%
Texas Competitive Electric Holdings Co. LLC Extended Term Loan	4.741%	10/10/2017	21,124	12,672,622

Electronics 0.10%
Freescale Semiconductor, Inc. Extended Term Loan B	4.489%	12/1/2016	8,971	8,504,188

Energy: Exploration & Production 0.19%
Chesapeake Energy Corp. Unsecured Term Loan	8.50%	12/1/2017	15,500	15,383,750

Gaming 0.21%
Caesars Entertainment Operating Co. Term Loan B1	3.245%	1/28/2015	10,000	9,315,280
Harrah’s Prop Co. Senior Note	3.24%	2/13/2013	10,000	7,712,500

Total				17,027,780

Health Facilities 0.25%
Community Health Systems, Inc. Non Extended Term Loan	2.495% - 2.717%	7/25/2014	6,919	6,830,446
Drumm Investors LLC Term Loan	5.00%	5/4/2018	6,913	6,584,679
HCA, Inc. Extended Term Loan B2	3.711%	3/31/2017	7,057	6,871,383

Total				20,286,508

Insurance Brokerage 0.10%
USI Holdings Corp. Incremental Term Loan	7.00%	5/5/2014	7,780	7,760,457

See Notes to Financial Statements.	9

Schedule of Investments (unaudited)(continued)
June 30, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Investments & Miscellaneous Financial Services 0.39%
Nuveen Investments, Inc. 1st Lien Term Loan	3.46% - 3.466%	11/13/2014	$11,509	$11,445,649
Nuveen Investments, Inc. Extended Term Loan	5.961% - 5.967%	5/12/2017	13,447	13,248,887
Nuveen Investments, Inc. New 2nd Lien Term Loan	8.25%	2/28/2019	6,900	6,925,875

Total				31,620,411

Media: Broadcast 0.25%
Clear Channel Communication Term Loan B	3.895%	1/28/2016	9,489	7,571,588
Univision Communications, Inc. Extended Term Loan	4.489%	3/31/2017	10,162	9,599,984
Univision Communications, Inc. Initial Term Loan	2.239%	9/29/2014	3,506	3,417,456

Total				20,589,028

Media: Cable 0.18%
Atlantic Broadband Finance LLC 2nd Lien Term Loan	9.75%	10/4/2019	15,000	14,881,245

Media: Services 0.28%
Affinion Group, Inc. Term Loan B	5.00%	7/16/2015	15,594	14,239,445
DG FastChannel, Inc. Term Loan B	5.75%	7/26/2018	8,451	8,366,308

Total				22,605,753

Metals/Mining (Excluding Steel) 0.04%
Noranda Aluminum Acquisition Corp. New Term Loan B	5.75%	2/24/2019	3,591	3,613,444

Real Estate Development & Management 0.15%
Realogy Corp. Extended Letter of Credit	4.49%	10/10/2016	943	893,123
Realogy Corp. Extended Term Loan	4.491%	10/10/2016	12,054	11,414,002

Total				12,307,125

Software/Services 0.34%
Nuance Communications, Inc. Term Loan C	3.25%	3/31/2016	9,798	9,789,614
SRA International, Inc. Term Loan B	6.50%	7/20/2018	13,619	13,201,855
Syniverse Technologies, Inc. New Term Loan	5.00%	4/23/2019	5,000	4,975,000

Total				27,966,469

Specialty Retail 0.10%
Michaels Stores, Inc. Term Loan B2	5.00%	7/29/2016	8,009	7,993,895

10	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
June 30, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value

Telecommunications Equipment 0.04%
Genesys Telecom Holdings, U.S., Inc. Term Loan B	6.75%	1/31/2019		$2,993	$3,009,955

Total Floating Rate Loans (cost $268,458,787)					261,753,109

FOREIGN BONDS(c) 0.55%

Luxembourg 0.09%
Matterhorn Mobile SA†	6.75%	5/15/2019	CHF	6,900	7,524,101

Netherlands 0.23%
Goodyear Dunlop Tires Europe BV†	6.75%	4/15/2019	EUR	5,200	6,712,208
Refresco Group BV†	7.375%	5/15/2018	EUR	2,000	2,379,139
Ziggo Bond Co. BV†	8.00%	5/15/2018	EUR	6,750	9,310,910

Total					18,402,257

United Kingdom 0.23%
Aston Martin Capital Ltd.†	9.25%	7/15/2018	GBP	4,150	5,280,865
R&R Ice Cream plc†	8.375%	11/15/2017	EUR	10,400	13,128,289

Total					18,409,154

Total Foreign Bonds (cost $47,037,021)					44,335,512

FOREIGN GOVERNMENT OBLIGATIONS 0.25%

Bermuda 0.12%
Bermuda Government†(d)	4.138%	1/3/2023		$9,450	9,529,352

Canada 0.13%
Government of Canada(c)	2.75%	9/1/2016	CAD	10,000	10,428,543

Total Foreign Government Obligations (cost $20,098,187)					19,957,895

HIGH YIELD CORPORATE BONDS 80.07%

Aerospace/Defense 1.60%
BE Aerospace, Inc.	5.25%	4/1/2022		$32,250	33,298,125
Esterline Technologies Corp.	6.625%	3/1/2017		8,000	8,310,000
Esterline Technologies Corp.	7.00%	8/1/2020		9,100	10,055,500
Huntington Ingalls Industries, Inc.	7.125%	3/15/2021		15,000	15,750,000
Mantech International Corp.	7.25%	4/15/2018		15,000	15,825,000
Moog, Inc.	6.25%	1/15/2015		6,300	6,378,750
Spirit Aerosystems, Inc.	6.75%	12/15/2020		19,000	20,805,000
Spirit Aerosystems, Inc.	7.50%	10/1/2017		7,575	8,275,687
Triumph Group, Inc.	8.00%	11/15/2017		10,440	11,431,800

Total					130,129,862

See Notes to Financial Statements.	11

Schedule of Investments (unaudited)(continued)
June 30, 2012

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value

Airlines 0.50%
Delta Air Lines, Inc.	4.95%	5/23/2019		$3,390	$3,601,883
Delta Air Lines, Inc.†	9.50%	9/15/2014		3,492	3,705,885
United Airlines, Inc.	6.636%	7/2/2022		7,286	7,613,741
United Airlines, Inc.†	9.875%	8/1/2013		14,800	15,336,500
United Airlines, Inc.†	12.00%	11/1/2013		9,600	10,056,000

Total					40,314,009

Apparel/Textiles 0.44%
Hanesbrands, Inc.	6.375%	12/15/2020		10,000	10,575,000
Levi Strauss & Co.†	6.875%	5/1/2022		8,000	8,250,000
Levi Strauss & Co.	7.625%	5/15/2020		8,675	9,260,563
Perry Ellis International, Inc.	7.875%	4/1/2019		7,650	7,745,625

Total					35,831,188

Auto Loans 0.46%
Ford Motor Credit Co. LLC	4.25%	2/3/2017		17,500	18,363,065
Ford Motor Credit Co. LLC	5.875%	8/2/2021		7,300	8,135,792
Ford Motor Credit Co. LLC	8.00%	6/1/2014		10,000	11,097,920

Total					37,596,777

Auto Parts & Equipment 1.41%
Cooper-Standard Automotive, Inc.	8.50%	5/1/2018		15,000	16,256,250
Dana Holding Corp.	6.50%	2/15/2019		10,000	10,675,000
Dana Holding Corp.	6.75%	2/15/2021		10,000	10,850,000
International Automotive Components Group SA (Luxembourg)†(a)	9.125%	6/1/2018		14,500	13,303,750
Stanadyne Corp.	10.00%	8/15/2014		8,000	7,030,000
Stanadyne Holdings, Inc.	12.00%	2/15/2015		18,750	13,335,937
Stoneridge, Inc.†	9.50%	10/15/2017		7,250	7,476,562
Tenneco, Inc.	6.875%	12/15/2020		7,500	8,137,500
Tomkins LLC/Tomkins, Inc.	9.00%	10/1/2018		4,815	5,380,763
TRW Automotive, Inc.†	7.25%	3/15/2017		10,000	11,475,000
TRW Automotive, Inc.†	8.875%	12/1/2017		10,000	11,075,000

Total					114,995,762

Automakers 0.69%
Chrysler Group LLC/CG Co-Issuer, Inc.	8.25%	6/15/2021		16,000	16,520,000
Ford Motor Co.	7.45%	7/16/2031		15,000	18,862,500
General Motors Co.(e)	—	—	(f)	15,000	24,315
Navistar International Corp.	8.25%	11/1/2021		14,500	13,974,375

12	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
June 30, 2012

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value

Automakers (continued)
Oshkosh Corp.	8.50%	3/1/2020		$6,000	$6,690,000

Total					56,071,190

Banking 3.73%
Ally Financial, Inc.	7.50%	9/15/2020		14,000	15,785,000
Ally Financial, Inc.	8.30%	2/12/2015		28,000	30,590,000
Astoria Depositor Corp†	5.744%	5/1/2016		8,444	8,338,205
Bank of America Corp.	3.875%	3/22/2017		9,000	9,178,101
Bank of America Corp.	5.42%	3/15/2017		5,000	5,182,515
Bank of America Corp.	8.00%	—	(f)	15,000	15,642,660
Capital One Capital VI	8.875%	5/15/2040		26,300	26,858,875
Fifth Third Capital Trust IV	6.50%	4/15/2037		16,250	16,209,375
Goldman Sachs Group, Inc. (The)	5.25%	7/27/2021		4,000	4,070,556
Goldman Sachs Group, Inc. (The)	5.75%	1/24/2022		15,000	15,863,235
HBOS plc (United Kingdom)†(a)	6.75%	5/21/2018		10,000	9,445,710
Huntington Bancshares, Inc.	7.00%	12/15/2020		5,050	5,922,842
JPMorgan Chase & Co.	4.50%	1/24/2022		16,500	17,808,829
JPMorgan Chase & Co.	7.90%	—	(f)	7,275	8,003,198
Macquarie Group Ltd. (Australia)†(a)	6.00%	1/14/2020		10,000	9,963,150
Morgan Stanley	4.75%	3/22/2017		14,200	14,183,599
Regions Bank	6.45%	6/26/2037		6,650	6,550,250
Regions Bank	7.50%	5/15/2018		7,987	9,005,343
Regions Financial Corp.	7.75%	11/10/2014		6,025	6,522,063
Regions Financing Trust II	6.625%	5/15/2047		10,000	9,550,000
SVB Financial Group	5.375%	9/15/2020		9,350	10,117,915
Synovus Financial Corp.	7.875%	2/15/2019		7,750	8,195,625
Wachovia Capital Trust III	5.57%	—	(f)	15,000	14,381,250
Washington Mutual Bank(g)	6.875%	6/15/2011		22,500	2,250
Zions Bancorporation	7.75%	9/23/2014		23,525	25,527,072

Total					302,897,618

Beverages 0.09%
CEDC Finance Corp. International, Inc.†	9.125%	12/1/2016		11,300	7,203,750

Brokerage 0.63%
Cantor Fitzgerald LP†	7.875%	10/15/2019		12,655	12,662,998
Lazard Group LLC	7.125%	5/15/2015		12,500	13,658,875
Raymond James Financial, Inc.	8.60%	8/15/2019		20,000	24,662,380

Total					50,984,253

See Notes to Financial Statements.	13

Schedule of Investments (unaudited)(continued)
June 30, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Building & Construction 0.87%
Beazer Homes USA, Inc.	6.875%	7/15/2015	$3,710	$3,580,150
DR Horton, Inc.	4.75%	5/15/2017	4,000	4,132,500
K. Hovnanian Enterprises, Inc.†	5.00%	11/1/2021	5,779	4,059,748
KB Home	9.10%	9/15/2017	15,000	15,750,000
Lennar Corp.	12.25%	6/1/2017	15,000	19,462,500
Odebrecht Finance Ltd.†	6.00%	4/5/2023	6,000	6,349,800
Ryland Group, Inc.	8.40%	5/15/2017	7,500	8,531,250
Toll Brothers Finance Corp.	8.91%	10/15/2017	7,500	9,229,312

Total				71,095,260

Building Materials 0.47%
Griffon Corp.	7.125%	4/1/2018	6,200	6,324,000
Masco Corp.	7.125%	3/15/2020	12,000	13,260,144
Owens Corning, Inc.	9.00%	6/15/2019	15,000	18,727,905

Total				38,312,049

Chemicals 1.66%
Airgas, Inc.	7.125%	10/1/2018	10,500	11,331,852
Celanese US Holdings LLC	6.625%	10/15/2018	7,365	8,046,263
Chemtura Corp.	7.875%	9/1/2018	12,020	12,696,125
Dow Chemical Co. (The)	8.55%	5/15/2019	10,000	13,318,970
Huntsman International LLC	8.625%	3/15/2020	25,000	28,187,500
INEOS Finance plc (United Kingdom)†(a)	7.50%	5/1/2020	7,200	7,290,000
INEOS Finance plc (United Kingdom)†(a)	8.375%	2/15/2019	4,900	5,083,750
INEOS Finance plc (United Kingdom)†(a)	9.00%	5/15/2015	3,000	3,180,000
INEOS Group Holdings Ltd. (United Kingdom)†(a)	8.50%	2/15/2016	11,500	10,608,750
LyondellBasell Industries NV (Netherlands)†(a)	6.00%	11/15/2021	4,250	4,685,625
Methanex Corp. (Canada)(a)	5.25%	3/1/2022	4,425	4,599,668
Momentive Performance Materials, Inc.	9.00%	1/15/2021	12,000	9,150,000
Phibro Animal Health Corp.†	9.25%	7/1/2018	16,750	16,498,750

Total				134,677,253

Computer Hardware 0.48%
Brocade Communications Systems, Inc.	6.625%	1/15/2018	15,885	16,718,963
Brocade Communications Systems, Inc.	6.875%	1/15/2020	12,500	13,593,750
Seagate HDD Cayman	6.875%	5/1/2020	8,000	8,640,000

Total				38,952,713

14	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
June 30, 2012

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value

Consumer/Commercial/Lease Financing 2.30%
Air Lease Corp.†	5.625%	4/1/2017		$31,000	$30,690,000
CIT Group, Inc.	5.25%	3/15/2018		3,000	3,101,250
CIT Group, Inc.†	7.00%	5/2/2016		31,000	31,116,250
CIT Group, Inc.†	7.00%	5/2/2017		3,839	3,851,106
Discover Bank	8.70%	11/18/2019		11,200	13,934,592
General Electric Capital Corp.	7.125%	—	(f)	13,500	14,315,076
International Lease Finance Corp.	6.25%	5/15/2019		5,400	5,502,600
International Lease Finance Corp.	8.25%	12/15/2020		6,100	7,000,805
International Lease Finance Corp.	8.75%	3/15/2017		34,000	38,335,000
NESCO LLC/NESCO Holdings Corp.†	11.75%	4/15/2017		12,400	12,772,000
Provident Funding Associates LP/ PFG Finance Corp.†	10.25%	4/15/2017		15,800	16,550,500
SLM Corp.	6.25%	1/25/2016		9,200	9,706,000

Total					186,875,179

Consumer Products 0.47%
Armored AutoGroup, Inc.†	9.50%	11/1/2018		12,675	10,995,563
Elizabeth Arden, Inc.	7.375%	3/15/2021		21,000	23,152,500
Prestige Brands, Inc.†	8.125%	2/1/2020		3,500	3,858,750

Total					38,006,813

Department Stores 0.15%
Bon-Ton Department Stores, Inc. (The)	10.25%	3/15/2014		8,500	7,225,000
J.C. Penney Corp., Inc.	7.125%	11/15/2023		5,025	4,692,094

Total					11,917,094

Diversified Capital Goods 2.20%
Actuant Corp.†	5.625%	6/15/2022		8,300	8,569,750
Amsted Industries, Inc.†	8.125%	3/15/2018		15,000	15,937,500
Anixter, Inc.	5.625%	5/1/2019		11,300	11,723,750
Belden, Inc.	7.00%	3/15/2017		17,500	18,112,500
Belden, Inc.	9.25%	6/15/2019		12,000	13,140,000
Mueller Water Products, Inc.	7.375%	6/1/2017		23,500	23,617,500
Park-Ohio Industries, Inc.	8.125%	4/1/2021		11,400	11,713,500
RBS Global, Inc./Rexnord LLC	8.50%	5/1/2018		30,000	32,700,000
SPX Corp.	6.875%	9/1/2017		21,000	22,995,000
Valmont Industries, Inc.	6.625%	4/20/2020		17,500	20,567,137

Total					179,076,637

See Notes to Financial Statements.	15

Schedule of Investments (unaudited)(continued)
June 30, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Electric: Generation 0.53%
DPL, Inc.†	7.25%	10/15/2021	$15,725	$17,533,375
Mirant Americas Generation LLC	9.125%	5/1/2031	16,225	14,521,375
NRG Energy, Inc.	7.875%	5/15/2021	6,000	6,090,000
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc.†	11.50%	10/1/2020	7,500	5,156,250

Total				43,301,000

Electric: Integrated 1.29%
AES Corp. (The)	8.00%	10/15/2017	25,000	28,562,500
Black Hills Corp.	5.875%	7/15/2020	8,000	9,071,128
Duquesne Light Holdings, Inc.†	6.40%	9/15/2020	20,500	23,240,788
National Fuel Gas Co.	4.90%	12/1/2021	8,000	8,646,240
National Fuel Gas Co.	6.50%	4/15/2018	25,400	29,002,152
National Fuel Gas Co.	8.75%	5/1/2019	5,000	6,274,390

Total				104,797,198

Electronics 1.59%
Advanced Micro Devices, Inc.	7.75%	8/1/2020	16,000	17,680,000
CPI International, Inc.	8.00%	2/15/2018	15,500	14,046,875
Freescale Semiconductor, Inc.	8.05%	2/1/2020	14,200	14,093,500
Freescale Semiconductor, Inc.†	9.25%	4/15/2018	8,800	9,460,000
Freescale Semiconductor, Inc.†	10.125%	3/15/2018	8,134	8,927,065
Freescale Semiconductor, Inc.	10.75%	8/1/2020	5,800	6,264,000
KLA-Tencor Corp.	6.90%	5/1/2018	10,850	12,975,374
Nokia OYJ (Finland)(a)	5.375%	5/15/2019	8,000	6,308,528
NXP BV LLC (Netherlands)†(a)	9.75%	8/1/2018	12,500	14,312,500
Sensata Technologies BV (Netherlands)†(a)	6.50%	5/15/2019	7,550	7,833,125
Viasystems Group, Inc.†	7.875%	5/1/2019	17,000	17,042,500

Total				128,943,467

Energy: Exploration & Production 5.90%
Antero Resources Finance Corp.	7.25%	8/1/2019	10,000	10,400,000
Berry Petroleum Co.	6.375%	9/15/2022	6,300	6,520,500
Berry Petroleum Co.	6.75%	11/1/2020	21,000	22,050,000
BreitBurn Energy Partners LP/BreitBurn Finance Corp.†	7.875%	4/15/2022	9,900	9,949,500
Chaparral Energy, Inc.†	7.625%	11/15/2022	3,500	3,587,500
Chaparral Energy, Inc.	8.25%	9/1/2021	19,400	20,612,500
Concho Resources, Inc.	7.00%	1/15/2021	10,700	11,502,500

16	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
June 30, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Energy: Exploration & Production (continued)
Concho Resources, Inc.	8.625%	10/1/2017	$5,650	$6,257,375
Continental Resources, Inc.	7.375%	10/1/2020	5,600	6,272,000
Continental Resources, Inc.	8.25%	10/1/2019	19,175	21,523,937
Energy XXI Gulf Coast, Inc.	7.75%	6/15/2019	16,075	16,316,125
Forest Oil Corp.	7.25%	6/15/2019	35,000	32,287,500
Forest Oil Corp.	8.50%	2/15/2014	9,825	10,267,125
Halcon Resources Corp.†(d)	9.75%	7/15/2020	6,600	6,510,636
Kerr-McGee Corp.	6.95%	7/1/2024	12,900	16,000,721
Kodiak Oil & Gas Corp.†	8.125%	12/1/2019	17,400	17,943,750
Laredo Petroleum, Inc.†	7.375%	5/1/2022	7,000	7,297,500
LINN Energy LLC/LINN Energy Finance Corp.	7.75%	2/1/2021	18,500	19,425,000
MEG Energy Corp. (Canada)†(a)	6.50%	3/15/2021	18,750	19,242,188
Newfield Exploration Co.	5.625%	7/1/2024	3,300	3,378,375
Newfield Exploration Co.	7.125%	5/15/2018	16,500	17,551,875
Oasis Petroleum, Inc.	6.50%	11/1/2021	7,500	7,462,500
Oasis Petroleum, Inc.	7.25%	2/1/2019	20,000	20,600,000
OGX Austria GmbH (Brazil)†(a)	8.50%	6/1/2018	41,750	37,366,250
Pan American Energy LLC (Argentina)†(a)	7.875%	5/7/2021	13,175	11,330,500
QEP Resources, Inc.	6.80%	3/1/2020	10,000	11,025,000
QEP Resources, Inc.	6.875%	3/1/2021	8,000	8,920,000
Quicksilver Resources, Inc.	7.125%	4/1/2016	10,000	7,750,000
Quicksilver Resources, Inc.	8.25%	8/1/2015	15,000	14,100,000
Range Resources Corp.	7.25%	5/1/2018	5,000	5,325,000
Range Resources Corp.	8.00%	5/15/2019	7,500	8,231,250
SM Energy Co.†	6.50%	1/1/2023	4,200	4,236,750
SM Energy Co.	6.50%	11/15/2021	10,000	10,225,000
SM Energy Co.	6.625%	2/15/2019	18,250	18,797,500
W&T Offshore, Inc.	8.50%	6/15/2019	10,275	10,660,313
Whiting Petroleum Corp.	6.50%	10/1/2018	4,200	4,494,000
WPX Energy, Inc.	6.00%	1/15/2022	14,000	14,000,000

Total				479,420,670

Environmental 0.03%
Clean Harbors, Inc.	7.625%	8/15/2016	2,278	2,389,053

Food & Drug Retailers 0.69%
Ingles Markets, Inc.	8.875%	5/15/2017	25,850	28,273,438
Rite Aid Corp.	9.50%	6/15/2017	7,500	7,706,250
Rite Aid Corp.	10.25%	10/15/2019	12,000	13,560,000

See Notes to Financial Statements.	17

Schedule of Investments (unaudited)(continued)
June 30, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Food & Drug Retailers (continued)
Stater Bros Holdings, Inc.	7.375%	11/15/2018	$6,000	$6,532,500

Total				56,072,188

Food: Wholesale 1.68%
Bumble Bee Acquisition Corp.†	9.00%	12/15/2017	3,612	3,621,030
Bumble Bee Holdco SCA PIK (Luxembourg)†(a)	9.625%	3/15/2018	5,725	5,267,000
Del Monte Corp.	7.625%	2/15/2019	20,000	20,275,000
Dole Food Co., Inc.	8.75%	7/15/2013	30,000	31,725,000
Dole Food Co., Inc.	13.875%	3/15/2014	5,395	6,130,069
Ingredion, Inc.	4.625%	11/1/2020	10,000	10,854,590
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.	8.25%	9/1/2017	5,250	5,578,125
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.	9.25%	4/1/2015	8,250	8,518,125
Post Holdings, Inc.†	7.375%	2/15/2022	23,000	24,322,500
Viterra, Inc. (Canada)†(a)	5.95%	8/1/2020	18,250	20,020,012

Total				136,311,451

Forestry/Paper 0.75%
Longview Fibre Paper & Packaging, Inc.†	8.00%	6/1/2016	14,000	14,070,000
Louisiana-Pacific Corp.†	7.50%	6/1/2020	8,000	8,420,000
Millar Western Forest Products Ltd. (Canada)(a)	8.50%	4/1/2021	10,000	7,700,000
Sappi Papier Holding GmbH (Austria)†(a)(d)	7.75%	7/15/2017	3,900	3,963,375
Smurfit Kappa Funding plc (Ireland)(a)	7.75%	4/1/2015	15,000	15,225,000
Weyerhaeuser Co.	7.375%	10/1/2019	10,000	11,836,490

Total				61,214,865

Gaming 3.65%
Ameristar Casinos, Inc.†	7.50%	4/15/2021	2,000	2,150,000
Ameristar Casinos, Inc.	7.50%	4/15/2021	4,400	4,730,000
Boyd Gaming Corp.	7.125%	2/1/2016	12,500	12,125,000
Caesar’s Entertainment Operating Co., Inc.†	8.50%	2/15/2020	8,700	8,787,000
Caesar’s Entertainment Operating Co., Inc.	12.75%	4/15/2018	20,000	15,800,000
CCM Merger, Inc.†	9.125%	5/1/2019	14,000	14,192,500
Chester Downs & Marina LLC†	9.25%	2/1/2020	5,000	5,225,000
CityCenter Holdings LLC/CityCenter Finance Corp.	7.625%	1/15/2016	11,800	12,508,000
CityCenter Holdings LLC/CityCenter Finance Corp. PIK	10.75%	1/15/2017	7,535	7,940,510
Downstream Development Authority of the Quapaw Tribe of Oklahoma†	10.50%	7/1/2019	11,600	12,035,000

18	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
June 30, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Gaming (continued)
Isle of Capri Casinos, Inc.	7.00%	3/1/2014	$20,000	$20,075,000
Marina District Finance Co., Inc.	9.875%	8/15/2018	20,000	18,950,000
MCE Finance Ltd.	10.25%	5/15/2018	11,000	12,512,500
MGM Resorts International	6.625%	7/15/2015	15,000	15,525,000
MGM Resorts International	9.00%	3/15/2020	4,950	5,519,250
Midwest Gaming Borrower LLC/Midwest Finance Corp.†	11.625%	4/15/2016	10,000	11,087,500
Mohegan Tribal Gaming Authority†	11.50%	11/1/2017	20,000	20,800,000
Peninsula Gaming LLC	8.375%	8/15/2015	8,200	8,671,500
Pinnacle Entertainment, Inc.	7.75%	4/1/2022	7,500	8,034,375
River Rock Entertainment Authority (The)	9.00%	11/1/2018	15,486	10,298,190
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.†	9.50%	6/15/2019	6,675	6,950,344
Snoqualmie Entertainment Authority†	9.125%	2/1/2015	17,000	17,148,750
Station Casinos, Inc.(g)	6.50%	2/1/2014	27,000	2,700
Sugarhouse HSP Gaming Prop. Mezz. LP/Sugarhouse HSP Gaming Finance Corp.†	8.625%	4/15/2016	16,500	17,490,000
Wynn Las Vegas LLC/Capital Corp.	7.75%	8/15/2020	5,300	5,896,250
Wynn Las Vegas LLC/Capital Corp.	7.875%	11/1/2017	20,000	22,100,000

Total				296,554,369

Gas Distribution 2.79%
Chesapeake Midstream Partners LP/ CHKM Finance Corp.	6.125%	7/15/2022	8,800	8,668,000
El Paso Corp.	6.50%	9/15/2020	5,000	5,502,625
El Paso Corp.	7.00%	6/15/2017	25,000	28,483,900
El Paso Corp.	7.75%	1/15/2032	10,000	11,293,500
Energy Transfer Partners LP	5.20%	2/1/2022	22,100	23,711,090
Ferrellgas LP/Ferrellgas Finance Corp.	6.50%	5/1/2021	12,000	11,010,000
Ferrellgas Partners LP	8.625%	6/15/2020	9,750	8,726,250
Florida Gas Transmission Co. LLC†	7.90%	5/15/2019	7,700	9,758,210
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	19,000	20,951,414
Inergy LP/Inergy Finance Corp.	6.875%	8/1/2021	18,318	18,409,590
Kinder Morgan Finance Co. LLC†	6.00%	1/15/2018	17,000	17,765,000
MarkWest Energy Partners LP/ MarkWest Energy Finance Corp.	6.25%	6/15/2022	4,850	5,019,750
MarkWest Energy Partners LP/ MarkWest Energy Finance Corp.	6.75%	11/1/2020	17,000	18,147,500
Northwest Pipeline GP	6.05%	6/15/2018	5,025	5,960,072

See Notes to Financial Statements.	19

Schedule of Investments (unaudited)(continued)
June 30, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Gas Distribution (continued)
Panhandle Eastern Pipeline Co. LP	7.00%	6/15/2018	$7,600	$9,018,016
Panhandle Eastern Pipeline Co. LP	8.125%	6/1/2019	13,800	17,124,447
Suburban Propane Partners LP/Suburban Energy Finance Corp.	7.375%	3/15/2020	6,600	6,897,000

Total				226,446,364

Health Facilities 3.67%
Capella Healthcare, Inc.	9.25%	7/1/2017	15,000	15,600,000
Community Health Systems, Inc.	8.00%	11/15/2019	33,000	35,310,000
Community Health Systems, Inc.	8.875%	7/15/2015	10,056	10,332,540
HCA Holdings, Inc.	7.75%	5/15/2021	30,000	32,325,000
HCA, Inc.	6.50%	2/15/2020	20,000	21,725,000
HCA, Inc.	7.50%	2/15/2022	28,000	30,590,000
HCA, Inc.	9.875%	2/15/2017	6,389	6,964,010
HealthSouth Corp.	8.125%	2/15/2020	21,000	23,047,500
Kindred Healthcare, Inc.	8.25%	6/1/2019	20,750	19,349,375
Omega Healthcare Investors, Inc.	6.75%	10/15/2022	6,900	7,400,250
Omega Healthcare Investors, Inc.	7.50%	2/15/2020	7,750	8,486,250
Select Medical Corp.	7.625%	2/1/2015	17,000	17,042,500
Tenet Healthcare Corp.	8.875%	7/1/2019	6,850	7,723,375
Tenet Healthcare Corp.	9.25%	2/1/2015	15,000	16,762,500
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.	8.00%	2/1/2018	30,000	30,825,000
VWR Funding, Inc. PIK	10.25%	7/15/2015	13,969	14,457,818

Total				297,941,118

Health Services 0.38%
STHI Holding Corp.†	8.00%	3/15/2018	12,500	13,281,250
Truven Health Analytics, Inc.†	10.625%	6/1/2020	17,000	17,765,000

Total				31,046,250

Hotels 0.61%
Gaylord Entertainment Co.	6.75%	11/15/2014	9,600	9,696,000
Host Hotels & Resorts LP	6.375%	3/15/2015	7,325	7,453,188
Hyatt Hotels Corp.†	5.75%	8/15/2015	15,036	16,499,439
Starwood Hotels & Resorts Worldwide, Inc.	6.75%	5/15/2018	8,500	9,885,423
Wyndham Worldwide Corp.	5.75%	2/1/2018	5,315	5,916,642

Total				49,450,692

20	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
June 30, 2012

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

Household & Leisure Products 0.34%
American Standard Americas†	10.75%		1/15/2016	$12,675	$11,058,938
Whirlpool Corp.	8.60%		5/1/2014	15,000	16,707,330

Total					27,766,268

Insurance Brokerage 0.20%
USI Holdings Corp.†	4.342%	#	11/15/2014	17,250	16,085,625

Integrated Energy 0.36%
Alta Wind Holdings LLC†	7.00%		6/30/2035	11,334	12,779,546
Coso Geothermal Power Holdings LLC†	7.00%		7/15/2026	13,317	6,778,824
LUKOIL International Finance BV (Netherlands)†(a)	6.656%		6/7/2022	9,000	9,908,010

Total					29,466,380

Investments & Miscellaneous Financial Services 1.14%
FMR LLC†	5.35%		11/15/2021	14,800	15,944,987
KKR Group Finance Co.†	6.375%		9/29/2020	10,900	11,835,274
Legg Mason, Inc.†	5.50%		5/21/2019	6,650	6,734,555
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	5.625%		3/15/2020	3,700	3,875,750
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	5.875%		3/15/2022	15,000	15,750,000
Nuveen Investments, Inc.	10.50%		11/15/2015	38,050	38,811,000

Total					92,951,566

Leisure 0.71%
MU Finance plc (United Kingdom)†(a)	8.375%		2/1/2017	20,600	22,351,000
NCL Corp. Ltd.	9.50%		11/15/2018	10,825	11,799,250
Speedway Motorsports, Inc.	8.75%		6/1/2016	15,450	16,879,125
Universal City Development Partners Ltd./UCDP Finance, Inc.	8.875%		11/15/2015	5,996	6,425,422

Total					57,454,797

Life Insurance 0.23%
MetLife Capital Trust X†	9.25%		4/8/2038	15,075	18,542,250

Machinery 1.18%
Altra Holdings, Inc.	8.125%		12/1/2016	20,000	21,575,000
Kennametal, Inc.	3.875%		2/15/2022	3,500	3,608,238
Manitowoc Co., Inc. (The)	8.50%		11/1/2020	24,050	26,094,250
Mcron Finance Sub LLC/Mcron Finance Corp.†	8.375%		5/15/2019	15,200	15,124,000

See Notes to Financial Statements.	21

Schedule of Investments (unaudited)(continued)
June 30, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Machinery (continued)
Roper Industries, Inc.	6.25%	9/1/2019	$10,350	$12,335,854
Steelcase, Inc.	6.375%	2/15/2021	11,175	11,865,581
Thermadyne Holdings Corp.	9.00%	12/15/2017	5,500	5,651,250

Total				96,254,173

Managed Care 0.13%
Centene Corp.	5.75%	6/1/2017	10,825	10,933,250

Media: Broadcast 1.18%
Allbritton Communications Co.	8.00%	5/15/2018	10,000	10,500,000
AMC Networks, Inc.†	7.75%	7/15/2021	12,000	13,290,000
Clear Channel Communications, Inc.	9.00%	3/1/2021	10,000	8,750,000
Cumulus Media Holdings, Inc.	7.75%	5/1/2019	8,000	7,580,000
Discovery Communications LLC	5.625%	8/15/2019	7,300	8,556,929
FoxCo Acquisition Sub LLC†	13.375%	7/15/2016	5,650	6,073,750
Gray Television, Inc.	10.50%	6/29/2015	14,175	14,812,875
LIN Television Corp.	8.375%	4/15/2018	7,500	7,706,250
Sinclair Television Group, Inc.†	9.25%	11/1/2017	8,750	9,712,500
Univision Communications, Inc.†	8.50%	5/15/2021	8,625	8,732,812

Total				95,715,116

Media: Cable 2.70%
CCO Holdings LLC/CCO Holdings Capital Corp.	7.00%	1/15/2019	9,450	10,253,250
CCO Holdings LLC/CCO Holdings Capital Corp.	8.125%	4/30/2020	17,500	19,600,000
CSC Holdings LLC	8.625%	2/15/2019	10,000	11,600,000
DISH DBS Corp.†	4.625%	7/15/2017	22,350	22,489,688
DISH DBS Corp.†	5.875%	7/15/2022	14,000	14,210,000
DISH DBS Corp.	6.75%	6/1/2021	16,650	18,065,250
Harron Communications LP/ Harron Finance Corp.†	9.125%	4/1/2020	5,750	5,980,000
Mediacom Broadband LLC	8.50%	10/15/2015	9,000	9,292,500
Mediacom Communications Corp.	9.125%	8/15/2019	32,450	35,776,125
Nara Cable Funding Ltd. (Ireland)†(a)	8.875%	12/1/2018	13,500	11,677,500
Ono Finance II plc (Ireland)†(a)	10.875%	7/15/2019	7,075	5,518,500
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany)†(a)	7.50%	3/15/2019	4,450	4,739,250
UPCB Finance V Ltd.†	7.25%	11/15/2021	14,000	14,700,000
Virgin Media Finance plc (United Kingdom)(a)	5.25%	2/15/2022	7,500	7,706,250
Virgin Media Finance plc (United Kingdom)(a)	8.375%	10/15/2019	15,000	16,931,250

22	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
 June 30, 2012

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

Media: Cable (continued)
Virgin Media Finance plc (United Kingdom)(a)	9.50%		8/15/2016	$7,240	$8,108,800
Virgin Media Secured Finance plc (United Kingdom)(a)	5.25%		1/15/2021	2,250	2,496,962

Total					219,145,325

Media: Services 0.93%
Affinion Group, Inc.	11.50%		10/15/2015	17,000	14,577,500
Clear Channel Worldwide Holdings, Inc.†	7.625%		3/15/2020	7,000	6,877,500
Lamar Media Corp.	7.875%		4/15/2018	7,500	8,287,500
Nielsen Finance LLC/Nielsen Finance Co.	7.75%		10/15/2018	5,450	6,063,125
Nielsen Finance LLC/Nielsen Finance Co.	11.50%		5/1/2016	1,823	2,082,777
WMG Acquisition Corp.	9.50%		6/15/2016	25,000	27,375,000
WMG Acquisition Corp.	11.50%		10/1/2018	9,500	10,545,000

Total					75,808,402

Medical Products 1.13%
Bausch & Lomb, Inc.	9.875%		11/1/2015	25,000	26,250,000
Bio-Rad Laboratories, Inc.	8.00%		9/15/2016	7,500	8,325,000
Biomet, Inc.	10.00%		10/15/2017	22,000	23,608,750
Grifols, Inc.	8.25%		2/1/2018	5,100	5,495,250
Kinetic Concepts, Inc./KCI USA, Inc.†	10.50%		11/1/2018	9,500	10,022,500
Life Technologies Corp.	6.00%		3/1/2020	5,300	6,227,543
Polymer Group, Inc.	7.75%		2/1/2019	10,925	11,594,156

Total					91,523,199

Metals/Mining (Excluding Steel) 1.99%
Arch Coal, Inc.	7.25%		6/15/2021	15,000	12,637,500
Arch Coal, Inc.	8.75%		8/1/2016	10,000	9,600,000
Boart Longyear Management Pty Ltd. (Australia)†(a)	7.00%		4/1/2021	9,900	10,172,250
Cliffs Natural Resources, Inc.	5.90%		3/15/2020	10,000	10,577,990
CONSOL Energy, Inc.	6.375%		3/1/2021	2,500	2,362,500
CONSOL Energy, Inc.	8.25%		4/1/2020	8,000	8,440,000
FMG Resources (August 2006) Pty Ltd. (Australia)†(a)	8.25%		11/1/2019	20,000	21,300,000
Gold Fields Orogen Holding BVI Ltd.†	4.875%		10/7/2020	14,500	13,839,351
James River Coal Co.	7.875%		4/1/2019	21,700	11,067,000
Mirabela Nickel Ltd. (Australia)†(a)	8.75%		4/15/2018	15,000	10,350,000
Noranda Aluminum Acquisition Corp. PIK	4.73%	#	5/15/2015	16,786	16,114,500
Novelis, Inc.	8.75%		12/15/2020	6,000	6,495,000
Quadra FNX Mining Ltd. (Canada)†(a)	7.75%		6/15/2019	15,000	15,750,000

See Notes to Financial Statements.	23

Schedule of Investments (unaudited)(continued)
 June 30, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Metals/Mining (Excluding Steel) (continued)
SunCoke Energy, Inc.	7.625%	8/1/2019	$5,000	$4,912,500
Teck Resources Ltd. (Canada)(a)	10.75%	5/15/2019	5,000	6,020,070
Thompson Creek Metals Co., Inc.	7.375%	6/1/2018	2,650	2,139,875

Total				161,778,536

Monoline Insurance 0.22%
Fidelity National Financial, Inc.	6.60%	5/15/2017	16,250	17,572,279

Multi-Line Insurance 0.40%
AXA SA (France)†(a)(h)	6.379%	12/31/2049	11,225	8,867,750
Genworth Financial, Inc.	7.625%	9/24/2021	13,575	12,846,783
Hartford Financial Services Group, Inc.	5.125%	4/15/2022	7,700	7,944,336
ZFS Finance USA Trust V†	6.50%	5/9/2037	3,024	2,978,640

Total				32,637,509

Oil Field Equipment & Services 1.63%
Basic Energy Services, Inc.	7.75%	2/15/2019	10,000	9,650,000
Dresser-Rand Group, Inc.	6.50%	5/1/2021	16,000	16,680,000
Gulfmark Offshore, Inc.†	6.375%	3/15/2022	16,800	17,010,000
Hornbeck Offshore Services, Inc.†	5.875%	4/1/2020	18,350	18,304,125
Key Energy Services, Inc.	6.75%	3/1/2021	5,750	5,635,000
Offshore Group Investments Ltd.†	11.50%	8/1/2015	2,300	2,507,000
Oil States International, Inc.	6.50%	6/1/2019	16,000	16,720,000
Precision Drilling Corp. (Canada)(a)	6.50%	12/15/2021	3,250	3,331,250
Precision Drilling Corp. (Canada)(a)	6.625%	11/15/2020	2,825	2,923,875
SEACOR Holdings, Inc.	7.375%	10/1/2019	19,750	21,449,705
SESI LLC	6.375%	5/1/2019	6,700	7,051,750
Transocean, Inc.	6.375%	12/15/2021	3,500	4,010,447
Trinidad Drilling Ltd. (Canada)†(a)	7.875%	1/15/2019	6,600	7,045,500

Total				132,318,652

Oil Refining & Marketing 0.42%
Alon Refining Krotz Springs, Inc.	13.50%	10/15/2014	7,850	8,232,687
Phillips 66†	4.30%	4/1/2022	6,550	6,904,126
Tesoro Corp.	9.75%	6/1/2019	17,000	19,295,000

Total				34,431,813

24	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
 June 30, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Packaging 2.40%
AEP Industries, Inc.	8.25%	4/15/2019	$15,000	$15,675,000
Ardagh Packaging Finance plc (Ireland)†(a)	7.375%	10/15/2017	5,000	5,337,500
Ardagh Packaging Finance plc (Ireland)†(a)	9.125%	10/15/2020	9,500	10,117,500
Ardagh Packaging Finance plc/ Ardagh MP Holdings USA, Inc. (Ireland)†(a)	9.125%	10/15/2020	3,350	3,534,250
Crown Cork & Seal Co., Inc.	7.375%	12/15/2026	47,770	50,875,050
Packaging Dynamics Corp.†	8.75%	2/1/2016	6,525	6,883,875
Reynolds Group Issuer, Inc./ Reynolds Group Issuer LLC/ Reynolds Group Issuer (Luxembourg) SA†	7.125%	4/15/2019	10,000	10,525,000
Reynolds Group Issuer, Inc./ Reynolds Group Issuer LLC/ Reynolds Group Issuer (Luxembourg) SA†	8.50%	5/15/2018	39,500	38,907,500
Reynolds Group Issuer, Inc./ Reynolds Group Issuer LLC/ Reynolds Group Issuer (Luxembourg) SA†	9.875%	8/15/2019	8,225	8,543,719
Rock-Tenn Co.†	4.90%	3/1/2022	2,400	2,477,203
Sealed Air Corp.†	6.875%	7/15/2033	15,000	14,475,000
Sealed Air Corp.	7.875%	6/15/2017	2,500	2,712,500
Sealed Air Corp.†	8.375%	9/15/2021	13,500	15,322,500
Tekni-Plex, Inc.†	9.75%	6/1/2019	10,000	10,125,000

Total				195,511,597

Pharmaceuticals 0.40%
Mylan, Inc.†	7.625%	7/15/2017	5,250	5,801,250
Mylan, Inc.†	7.875%	7/15/2020	7,500	8,446,875
Warner Chilcott Co. LLC/ Warner Chilcott Finance LLC	7.75%	9/15/2018	17,060	18,382,150

Total				32,630,275

Printing & Publishing 0.14%
ProQuest LLC/ProQuest Notes Co.†	9.00%	10/15/2018	12,625	11,299,375

Property & Casualty 0.20%
Liberty Mutual Group, Inc.†(i)	10.75%	6/15/2058	12,000	16,440,000

Railroads 0.26%
Florida East Coast Railway Corp.	8.125%	2/1/2017	20,000	21,000,000

See Notes to Financial Statements.	25

Schedule of Investments (unaudited)(continued)
 June 30, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Real Estate Investment Trusts 1.36%
DDR Corp.	4.625%	7/15/2022	$5,010	$4,954,314
DDR Corp.	7.875%	9/1/2020	11,000	13,173,259
DuPont Fabros Technology LP	8.50%	12/15/2017	13,875	15,331,875
Goodman Funding Pty Ltd. (Australia)†(a)	6.00%	3/22/2022	9,600	9,750,749
Goodman Funding Pty Ltd. (Australia)†(a)	6.375%	11/12/2020	12,000	12,584,088
Health Care REIT, Inc.	6.125%	4/15/2020	10,000	11,149,410
Kilroy Realty LP	5.00%	11/3/2015	8,000	8,541,032
ProLogis(j)	6.875%	3/15/2020	21,000	25,155,501
ProLogis	8.65%	5/15/2016	9,168	10,055,727

Total				110,695,955

Restaurants 0.45%
DineEquity, Inc.	9.50%	10/30/2018	8,000	8,800,000
Fiesta Restaurant Group†	8.875%	8/15/2016	4,380	4,620,900
Wendy’s Co. (The)	10.00%	7/15/2016	21,500	23,193,340

Total				36,614,240

Software/Services 2.89%
Alliance Data Systems Corp.†	6.375%	4/1/2020	53,000	54,590,000
BMC Software, Inc.	4.25%	2/15/2022	4,350	4,361,758
Ceridian Corp.	11.25%	11/15/2015	6,750	6,513,750
Fidelity National Information Services, Inc.	7.625%	7/15/2017	5,000	5,537,500
First Data Corp.†	8.25%	1/15/2021	17,000	17,085,000
First Data Corp.	9.875%	9/24/2015	2,514	2,557,995
First Data Corp.	12.625%	1/15/2021	30,000	30,187,500
Lawson Software, Inc.†	9.375%	4/1/2019	10,000	10,725,000
SERENA Software, Inc.	10.375%	3/15/2016	7,600	7,809,000
Sophia LP/Sophia Finance, Inc.†	9.75%	1/15/2019	21,500	22,951,250
SRA International, Inc.	11.00%	10/1/2019	7,475	7,549,750
SunGard Data Systems, Inc.	7.375%	11/15/2018	14,000	15,085,000
SunGard Data Systems, Inc.	7.625%	11/15/2020	6,100	6,527,000
SunGard Data Systems, Inc.	10.25%	8/15/2015	42,000	43,365,000

Total				234,845,503

Specialty Retail 1.99%
Brookstone Co., Inc.†	13.00%	10/15/2014	7,058	5,946,365
Brown Shoe Co., Inc.	7.125%	5/15/2019	12,500	12,359,375
J. Crew Group, Inc.	8.125%	3/1/2019	12,400	12,865,000
Limited Brands, Inc.	7.00%	5/1/2020	15,000	16,725,000

26	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
June 30, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Specialty Retail (continued)
Limited Brands, Inc.	7.60%	7/15/2037	$7,500	$7,509,375
Limited Brands, Inc.	8.50%	6/15/2019	12,500	14,750,000
PETCO Animal Supplies, Inc.†	9.25%	12/1/2018	14,000	15,365,000
QVC, Inc.†	7.125%	4/15/2017	7,800	8,287,477
QVC, Inc.†	7.375%	10/15/2020	17,500	19,395,425
Sally Holdings LLC/Sally Capital, Inc.	5.75%	6/1/2022	7,700	8,094,625
Toys “R” Us Property Co. I LLC	10.75%	7/15/2017	23,575	25,873,562
Toys “R” Us Property Co. II LLC	8.50%	12/1/2017	14,000	14,647,500

Total				161,818,704

Steel Producers/Products 0.97%
AK Steel Corp.	8.375%	4/1/2022	3,900	3,334,500
Allegheny Ludlum Corp.	6.95%	12/15/2025	13,875	16,552,722
Allegheny Technologies, Inc.	9.375%	6/1/2019	10,200	12,996,963
Essar Steel Algoma, Inc. (Canada)†(a)	9.375%	3/15/2015	11,000	10,670,000
Essar Steel Algoma, Inc. (Canada)†(a)	9.875%	6/15/2015	18,700	15,941,750
JMC Steel Group†	8.25%	3/15/2018	11,050	11,022,375
Steel Dynamics, Inc.	7.625%	3/15/2020	7,500	8,062,500

Total				78,580,810

Support: Services 1.82%
ARAMARK Holdings Corp. PIK†	8.625%	5/1/2016	2,900	2,976,154
Ashtead Capital, Inc.†(d)	6.50%	7/15/2022	3,600	3,600,000
Audatex North America, Inc.†	6.75%	6/15/2018	7,215	7,629,863
Avis Budget Car Rental	9.625%	3/15/2018	15,340	16,874,000
Avis Budget Car Rental	9.75%	3/15/2020	5,500	6,139,375
BakerCorp International, Inc.†	8.25%	6/1/2019	4,400	4,389,000
FTI Consulting, Inc.	6.75%	10/1/2020	10,000	10,600,000
FTI Consulting, Inc.	7.75%	10/1/2016	12,075	12,542,906
Hertz Corp. (The)	7.50%	10/15/2018	25,000	26,937,500
Iron Mountain, Inc.	7.75%	10/1/2019	10,400	11,284,000
Iron Mountain, Inc.	8.375%	8/15/2021	11,250	12,262,500
RSC Equipment Rental, Inc./RSC Holdings III LLC	8.25%	2/1/2021	10,700	11,449,000
United Rentals (North America), Inc.	10.875%	6/15/2016	7,500	8,465,625
UR Merger Sub Corp.†	5.75%	7/15/2018	2,500	2,606,250
UR Merger Sub Corp.†	7.625%	4/15/2022	10,000	10,500,000

Total				148,256,173

See Notes to Financial Statements.	27

Schedule of Investments (unaudited)(continued)
June 30, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Telecommunications Equipment 0.68%
Alcatel-Lucent USA, Inc.	6.45%	3/15/2029	$13,600	$9,316,000
Avaya, Inc.†	7.00%	4/1/2019	18,500	17,251,250
CommScope, Inc.†	8.25%	1/15/2019	26,850	28,528,125

Total				55,095,375

Telecommunications: Integrated/Services 3.54%
CenturyLink, Inc.	6.15%	9/15/2019	10,000	10,330,000
CenturyLink, Inc.	6.45%	6/15/2021	14,000	14,592,788
Dycom Investments, Inc.	7.125%	1/15/2021	16,750	17,252,500
Equinix, Inc.	7.00%	7/15/2021	12,150	13,395,375
Equinix, Inc.	8.125%	3/1/2018	10,000	11,125,000
Frontier Communications Corp.	9.25%	7/1/2021	7,275	7,857,000
GCI, Inc.	6.75%	6/1/2021	7,725	7,512,562
Hellas II (Luxembourg)†(a)(g)	6.001%	1/15/2015	15,000	1,500
Hughes Satellite Systems Corp.	7.625%	6/15/2021	27,500	30,043,750
Intelsat Jackson Holdings SA (Luxembourg)(a)	7.50%	4/1/2021	23,250	24,703,125
Intelsat Jackson Holdings SA (Luxembourg)(a)	11.25%	6/15/2016	6,929	7,275,450
Intelsat Luxembourg SA (Luxembourg)(a)	11.25%	2/4/2017	40,000	41,350,000
Level 3 Financing, Inc.	8.125%	7/1/2019	7,750	7,992,187
MasTec, Inc.	7.625%	2/1/2017	12,500	13,031,250
Sable International Finance Ltd.†	8.75%	2/1/2020	12,500	13,437,500
Telecom Italia Capital SA (Italy)(a)	7.175%	6/18/2019	6,100	6,100,000
Telefonica Emisiones SAU (Spain)(a)	7.045%	6/20/2036	6,700	5,873,388
Telemar Norte Leste SA (Brazil)†(a)	5.50%	10/23/2020	9,532	9,770,300
Windstream Corp.	7.00%	3/15/2019	30,250	31,157,500
Windstream Corp.	7.50%	4/1/2023	14,700	15,141,000

Total				287,942,175

Telecommunications: Wireless 5.18%
American Tower Corp.	4.70%	3/15/2022	10,000	10,285,780
CC Holdings GS V LLC/Crown Castle GS III Corp.†	7.75%	5/1/2017	30,500	33,206,875
Clearwire Communications LLC/Clearwire Finance, Inc.†	12.00%	12/1/2015	18,400	16,836,000
Clearwire Communications LLC/Clearwire Finance, Inc.†	14.75%	12/1/2016	2,000	1,970,000
Cricket Communications, Inc.	7.75%	10/15/2020	29,000	27,840,000
Digicel Group Ltd. (Jamaica)†(a)	10.50%	4/15/2018	18,432	19,445,760
Digicel Ltd. (Jamaica)†(a)	7.00%	2/15/2020	15,000	14,662,500
GeoEye, Inc.	8.625%	10/1/2016	3,500	3,456,250

28	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
June 30, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Telecommunications: Wireless (continued)
GeoEye, Inc.	9.625%	10/1/2015	$15,000	$15,787,500
Inmarsat Finance plc (United Kingdom)†(a)	7.375%	12/1/2017	7,000	7,507,500
MetroPCS Wireless, Inc.	6.625%	11/15/2020	20,000	19,750,000
MetroPCS Wireless, Inc.	7.875%	9/1/2018	20,000	20,850,000
NII Capital Corp.	7.625%	4/1/2021	8,650	7,460,625
NII Capital Corp.	8.875%	12/15/2019	16,250	14,807,812
NII Capital Corp.	10.00%	8/15/2016	15,840	16,592,400
SBA Telecommunications, Inc.	8.25%	8/15/2019	6,500	7,150,000
Sprint Capital Corp.	6.90%	5/1/2019	50,000	47,250,000
Sprint Nextel Corp.†	7.00%	3/1/2020	15,500	16,158,750
Sprint Nextel Corp.†	9.125%	3/1/2017	25,000	26,312,500
Syniverse Holdings, Inc.	9.125%	1/15/2019	12,500	13,625,000
Telemovil Finance Co., Ltd. (El Salvador)†(a)	8.00%	10/1/2017	11,450	11,850,407
ViaSat, Inc.†	6.875%	6/15/2020	10,000	10,150,000
ViaSat, Inc.	8.875%	9/15/2016	12,750	13,706,250
Vimpel Communications via VIP Finance Ireland Ltd. OJSC (Luxembourg)†(a)	7.748%	2/2/2021	8,550	8,278,452
Wind Acquisition Finance SA (Italy)†(a)	7.25%	2/15/2018	6,100	5,368,000
Wind Acquisition Finance SA (Italy)†(a)	11.75%	7/15/2017	37,500	30,468,750

Total				420,777,111

Theaters & Entertainment 0.62%
Cinemark USA, Inc.	7.375%	6/15/2021	1,925	2,098,250
Cinemark USA, Inc.	8.625%	6/15/2019	10,000	11,125,000
Lions Gate Entertainment, Inc.†	10.25%	11/1/2016	15,450	16,995,000
Live Nation Entertainment, Inc.†	8.125%	5/15/2018	20,000	20,525,000

Total				50,743,250

Transportation (Excluding Air/Rail) 0.57%
Asciano Finance Ltd. (Australia)†(a)	4.625%	9/23/2020	9,750	9,716,411
Commercial Barge Line Co.	12.50%	7/15/2017	9,500	10,782,500
Great Lakes Dredge & Dock Corp.	7.375%	2/1/2019	13,000	13,065,000
Penske Truck Leasing Co. LP/PTL Finance Corp.†	3.75%	5/11/2017	12,500	12,612,275

Total				46,176,186

Total High Yield Corporate Bonds (cost $6,263,804,399)				6,507,637,961

See Notes to Financial Statements.	29

Schedule of Investments (unaudited)(continued)
June 30, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

MUNICIPAL BOND 0.21%

Other Revenue
New York City NY Indl Dev Agy Yankee Stadium Pj† (cost $12,000,000)	11.00%	3/1/2029	$12,000	$17,181,240

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 1.14%
Banc of America Commercial Mortgage, Inc. 2006-4 AM	5.675%	7/10/2046	10,000	10,665,110
GE Capital Commercial Mortgage Corp. 2007-C1 AM	5.606%	12/10/2049	5,000	4,514,745
Greenwich Capital Commercial Funding Corp. 2006-GG7 AM	6.071%#	7/10/2038	10,000	10,477,395
GS Mortgage Securities Corp. II 2006-GG8 AM	5.591%	11/10/2039	10,000	10,417,550
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-CB18 AJ	5.502%	6/12/2047	5,000	3,668,160
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-CB20 AM	6.088%#	2/12/2051	5,000	5,354,005
LB-UBS Commercial Mortgage Trust 2007-C1 AM	5.455%	2/15/2040	10,000	10,466,850
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-1 AJ	5.706%#	2/12/2039	5,000	4,374,905
Morgan Stanley Capital I, Inc. 2011-C1†	5.422%#	9/15/2047	11,000	11,037,483
Morgan Stanley Capital I, Inc. 2007-IQ16 AJFL	1.689%#	12/12/2049	10,000	6,351,585
Wachovia Bank Commercial Mortgage Trust 2006-C28 AM	5.603%	10/15/2048	15,000	15,078,892

Total Non-Agency Commercial Mortgage-Backed Securities (cost $91,692,146)				92,406,680

			Shares (000)

PREFERRED STOCKS 0.33%

Agency/Government Related 0.01%
Fannie Mae*	Zero Coupon		481	784,682

Banking 0.32%
PNC Financial Services Group, Inc.	6.125%		600	15,810,000
U.S. Bancorp	3.50%#		13	10,270,812

Total				26,080,812

Total Preferred Stocks (cost $35,694,029)				26,865,494

30	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
June 30, 2012

Investments	Exercise Price	Expiration Date	Shares (000)	Fair Value

WARRANTS 0.06%

Auto Parts & Equipment 0.01%
Cooper-Standard Holdings, Inc.*	$27.33	11/27/2017	84	$1,002,036

Automakers 0.01%
General Motors Co.*	10.00	7/10/2016	55	610,883
General Motors Co.*	18.33	7/10/2019	55	375,842

Total				986,725

Media: Broadcast 0.01%
ION Media Networks, Inc.*(k)	500.00	12/18/2016	2	493,750
ION Media Networks, Inc.*(k)	687.00	12/18/2016	2	292,500

Total				786,250

Media: Cable 0.03%
Charter Communications, Inc.*	46.86	11/30/2014	84	2,228,067

Total Warrants (cost $13,640,825)				5,003,078

Total Long-Term Investments (cost $7,683,023,207)				7,885,470,862

			Principal Amount (000)

SHORT-TERM INVESTMENT 2.07%

Repurchase Agreement
Repurchase Agreement dated 6/29/2012, 0.01% due 7/2/2012 with Fixed Income Clearing Corp. collateralized by $80,470,000 of Federal Home Loan Bank at 0.22% due 8/8/2013 and $91,055,000 of Federal Home Loan Bank at 0.28% due 8/13/2013; value: $171,638,819 proceeds: $168,269,760(cost $168,269,620)			$168,270	168,269,620

Total Investments in Securities 99.10% (cost $7,851,292,827)				8,053,740,482

Cash and Other Assets in Excess of Liabilities(l) 0.90%				73,526,504

Net Assets 100.00%				$8,127,266,986

See Notes to Financial Statements.	31

Schedule of Investments (unaudited)(concluded)
June 30, 2012

CAD	Canadian dollar.
CHF	Swiss franc.
EUR	euro.
GBP	British pound.
ADR	American Depositary Receipt.
ETF	Exchange Traded Fund.
PIK	Payment-in-kind.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
~	Deferred interest debentures pay the stated rate, after which they pay a predetermined interest rate.
#	Variable rate security. The interest rate represents the rate in effect at June 30, 2012.
(a)	Foreign security traded in U.S. dollars.
(b)

Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at June 30, 2012.

(c)	Investment in non-U.S. dollar denominated securities.
(d)	Securities purchased on a when-issued basis (See Note 2(i)).
(e)	Stub Rights issued in connection with a plan of reorganization.
(f)	Security is perpetual in nature and has no stated maturity.
(g)	Defaulted security.
(h)

Debenture pays interest at an annual fixed rate of 6.379% through December 14, 2036. Thereafter, interest will be paid at an annual floating rate of 3-month LIBOR plus 2.25% through December 14, 2049. This debenture is subject to full redemption at the option of the issuer any time prior to December 14, 2036.

(i)

Debenture pays interest at an annual fixed rate of 10.75% through June 15, 2038. Thereafter, interest will be paid at an annual floating rate of 3-month LIBOR plus 7.12% through June 15, 2058. This debenture is subject to full redemption at the option of the issuer any time prior to June 15, 2038.

(j)	Security has been fully or partially segregated to cover margin requirements for open futures contracts as of June 30, 2012.
(k)	Restricted securities of ION Media Networks, Inc. acquired through private placement are as follows:

Investment Type	Acquisition Date	Acquired Shares	Cost on Acquisition Date	Fair value per share at June 30, 2012

Warrant	April 15, 2011	1,975	$5,785,009	$250.00
Warrant	April 15, 2011	1,950	4,318,663	150.00

(l)	Cash and Other Assets in Excess of Liabilities include net unrealized appreciation on open futures contracts, as follows:

Open Futures Contracts at June 30, 2012:

Type	Expiration	Contracts	Position	Market Value	Unrealized Appreciation

U.S. 10-Year Treasury Note	September 2012	300	Short	$(40,012,500)	$97,919

32	See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)
June 30, 2012

ASSETS:
Investments in securities, at fair value (cost $7,851,292,827)	$8,053,740,482
Cash	117,644
Receivables:
Interest and dividends	132,815,729
Capital shares sold	56,239,748
Investment securities sold	35,773,297
Variation margin	164,156
Prepaid expenses and other assets	112,287

Total assets	8,278,963,343

LIABILITIES:
Payables:
Investment securities purchased	77,641,558
Capital shares reacquired	22,800,301
12b-1 distribution fees	4,290,592
Management fee	2,966,297
Directors’ fees	1,308,305
Fund administration	261,849
Distributions payable	41,407,682
Accrued expenses	1,019,773

Total liabilities	151,696,357

NET ASSETS	$8,127,266,986

COMPOSITION OF NET ASSETS:
Paid-in capital	$8,029,112,290
Distributions in excess of net investment income	(52,732,600)
Accumulated net realized loss on investments, futures contracts and foreign currency related transactions	(51,650,772)
Net unrealized appreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	202,538,068

Net Assets	$8,127,266,986

See Notes to Financial Statements.	33

Statement of Assets and Liabilities (unaudited)(concluded)
June 30, 2012

Net assets by class:
Class A Shares	$4,581,814,175
Class B Shares	$255,982,646
Class C Shares	$1,928,229,633
Class F Shares	$979,164,835
Class I Shares	$214,543,103
Class P Shares	$108,005,223
Class R2 Shares	$2,337,705
Class R3 Shares	$57,189,666
Outstanding shares by class:
Class A Shares (1.14 billion shares of common stock authorized, $.001 par value)	584,334,079
Class B Shares (500 million shares of common stock authorized, $.001 par value)	32,534,270
Class C Shares (600 million shares of common stock authorized, $.001 par value)	245,307,509
Class F Shares (300 million shares of common stock authorized, $.001 par value)	125,033,133
Class I Shares (300 million shares of common stock authorized, $.001 par value)	27,489,052
Class P Shares (160 million shares of common stock authorized, $.001 par value)	13,488,582
Class R2 Shares (300 million shares of common stock authorized, $.001 par value)	298,098
Class R3 Shares (300 million shares of common stock authorized, $.001 par value)	7,304,452
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$7.84
Class A Shares-Maximum offering price (Net asset value plus sales charge of 4.75%)	$8.23
Class B Shares-Net asset value	$7.87
Class C Shares-Net asset value	$7.86
Class F Shares-Net asset value	$7.83
Class I Shares-Net asset value	$7.80
Class P Shares-Net asset value	$8.01
Class R2 Shares-Net asset value	$7.84
Class R3 Shares-Net asset value	$7.83

34	See Notes to Financial Statements.

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2012

Investment income:
Dividends (net of foreign withholding taxes of $49,687)	$8,285,953
Interest and other	271,512,501

Total investment income	279,798,454

Expenses:
Management fee	18,091,065
12b-1 distribution plan-Class A	7,905,942
12b-1 distribution plan-Class B	1,392,164
12b-1 distribution plan-Class C	9,387,639
12b-1 distribution plan-Class F	466,478
12b-1 distribution plan-Class P	189,858
12b-1 distribution plan-Class R2	6,345
12b-1 distribution plan-Class R3	130,096
Shareholder servicing	3,907,058
Fund administration	1,597,044
Reports to shareholders	281,065
Directors’ fees	119,120
Registration	109,916
Professional	86,572
Custody	52,976
Subsidy (See Note 3)	21,014
Other	104,767

Gross expenses	43,849,119
Expense reductions (See Note 7)	(2,850)

Net expenses	43,846,269

Net investment income	235,952,185

Net realized and unrealized gain:
Net realized gain on investments, futures contracts and foreign currency related transactions	113,017,708
Net change in unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	98,459,496

Net realized and unrealized gain	211,477,204

Net Increase in Net Assets Resulting From Operations	$447,429,389

See Notes to Financial Statements.	35

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended June 30, 2012 (unaudited)	For the Year Ended December 31, 2011
Operations:
Net investment income	$235,952,185	$469,136,131
Net realized gain on investments, futures contracts and foreign currency related transactions	113,017,708	202,753,874
Net change in unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	98,459,496	(377,507,825)

Net increase in net assets resulting from operations	447,429,389	294,382,180

Distributions to shareholders from:
Net investment income
Class A	(138,732,597)	(271,009,329)
Class B	(7,645,716)	(21,834,446)
Class C	(51,530,099)	(100,540,728)
Class F	(29,718,533)	(48,451,124)
Class I	(6,703,828)	(23,151,825)
Class P	(3,327,503)	(8,150,401)
Class R2	(62,519)	(83,634)
Class R3	(1,573,042)	(2,379,825)

Total distributions to shareholders	(239,293,837)	(475,601,312)

Capital share transactions (Net of share conversions) (See Note 11):
Net proceeds from sales of shares	983,377,300	1,764,688,120
Reinvestment of distributions	197,218,259	379,969,129
Cost of shares reacquired	(1,014,808,733)	(2,251,421,962)

Net increase (decrease) in net assets resulting from capital share transactions	165,786,826	(106,764,713)

Net increase (decrease) in net assets	373,922,378	(287,983,845)

NET ASSETS:
Beginning of period	$7,753,344,608	$8,041,328,453

End of period	$8,127,266,986	$7,753,344,608

Distributions in excess of net investment income	$(52,732,600)	$(49,390,948)

36	See Notes to Financial Statements.

Financial Highlights

Class A Shares

Six Months Ended 6/30/2012 (unaudited)
			Year Ended 12/31

			2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value,
beginning of period	$7.63		$7.81	$7.35	$5.86	$7.92	$8.02

Investment operations:
Net investment income(a)	.24		.47	.47	.45	.47	.46
Net realized and
unrealized gain (loss)	.21		(.17)	.45	1.55	(2.01)	(.04)

Total from investment
operations	.45		.30	.92	2.00	(1.54)	.42

Distributions to shareholders
from:
Net investment income	(.24)		(.48)	(.46)	(.51)	(.52)	(.52)

Net asset value,
end of period	$7.84		$7.63	$7.81	$7.35	$5.86	$7.92

Total Return(b)	5.92	%(c)	3.88%	12.94%	35.37%	(20.26)%	5.34%

Ratios to Average Net Assets:

Expenses, including expense reductions	.48	%(c)	.97%	.97%	1.00%	1.00%	.99%

Expenses, excluding expense reductions	.48	%(c)	.97%	.97%	1.00%	1.00%	.99%

Net investment income	3.01	%(c)	6.07%	6.19%	6.82%	6.63%	5.73%

Supplemental Data:

Net assets,
end of period (000)	$4,581,814		$4,345,679	$4,415,645	$4,709,961	$3,316,663	$4,526,753
Portfolio turnover rate	21.03	%(c)	35.73%	42.65%	41.93%	29.01%	40.08%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	37

Financial Highlights (continued)

Class B Shares

Six Months Ended 6/30/2012 (unaudited)
			Year Ended 12/31

			2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value,
beginning of period	$7.66		$7.84	$7.37	$5.87	$7.93	$8.03

Investment operations:
Net investment income(a)	.21		.42	.42	.41	.43	.41
Net realized and
unrealized gain (loss)	.22		(.17)	.46	1.55	(2.02)	(.04)

Total from investment
operations	.43		.25	.88	1.96	(1.59)	.37

Distributions to shareholders
from:
Net investment income	(.22)		(.43)	(.41)	(.46)	(.47)	(.47)

Net asset value,
end of period	$7.87		$7.66	$7.84	$7.37	$5.87	$7.93

Total Return(b)	5.57	%(c)	3.35%	12.16%	34.52%	(20.82)%	4.63%

Ratios to Average Net Assets:

Expenses, including expense reductions	.80	%(c)	1.62%	1.62%	1.65%	1.65%	1.64%

Expenses, excluding expense reductions	.80	%(c)	1.62%	1.62%	1.65%	1.65%	1.64%

Net investment income	2.69	%(c)	5.39%	5.54%	6.21%	5.95%	5.08%

Supplemental Data:

Net assets,
end of period (000)	$255,983		$295,027	$530,340	$717,671	$660,920	$1,061,150
Portfolio turnover rate	21.03	%(c)	35.73%	42.65%	41.93%	29.01%	40.08%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

38	See Notes to Financial Statements.

Financial Highlights (continued)

Class C Shares

Six Months Ended 6/30/2012 (unaudited)
			Year Ended 12/31

			2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value,
beginning of period	$7.65		$7.83	$7.36	$5.87	$7.94	$8.03

Investment operations:
Net investment income(a)	.21		.42	.42	.41	.43	.41
Net realized and
unrealized gain (loss)	.21		(.17)	.46	1.54	(2.03)	(.03)

Total from investment
operations	.42		.25	.88	1.95	(1.60)	.38

Distributions to shareholders
from:
Net investment income	(.21)		(.43)	(.41)	(.46)	(.47)	(.47)

Net asset value,
end of period	$7.86		$7.65	$7.83	$7.36	$5.87	$7.94

Total Return(b)	5.57	%(c)	3.22%	12.34%	34.44%	(20.90)%	4.77%

Ratios to Average Net Assets:

Expenses, including expense reductions	.80	%(c)	1.62%	1.62%	1.65%	1.65%	1.64%

Expenses, excluding expense reductions	.80	%(c)	1.62%	1.62%	1.65%	1.65%	1.64%

Net investment income	2.68	%(c)	5.42%	5.54%	6.13%	5.98%	5.08%

Supplemental Data:

Net assets,
end of period (000)	$1,928,230		$1,790,610	$1,866,405	$1,888,177	$1,018,175	$1,322,738
Portfolio turnover rate	21.03	%(c)	35.73%	42.65%	41.93%	29.01%	40.08%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	39

Financial Highlights (continued)

Class F Shares

Six Months Ended 6/30/2012 (unaudited)							9/7/2007(a) to 12/31/2007

			Year Ended 12/31

			2011	2010	2009	2008
Per Share Operating Performance
Net asset value,
beginning of period	$7.62		$7.80	$7.34	$5.85	$7.92	$7.92

Investment operations:
Net investment income(b)							—	(c)
Net realized and
unrealized gain							.03

Total from investment
operations							.03

Net asset value on SEC
Effective Date, 9/14/2007							$7.95

Investment operations:
Net investment income(b)	.25		.49	.48	.46	.49	.15
Net realized and
unrealized gain (loss)	.21		(.17)	.46	1.55	(2.02)	(.04)

Total from investment
operations	.46		.32	.94	2.01	(1.53)	.11

Distributions to
shareholders from:
Net investment income	(.25)		(.50)	(.48)	(.52)	(.54)	(.14)

Net asset value,
beginning of period	$7.83		$7.62	$7.80	$7.34	$5.85	$7.92

Total Return(d)							.38	%(e)(f)

Total Return(d)	6.05	%(e)	4.12%	13.24%	35.81%	(20.17)%	1.31	%(e)(g)

Ratios to Average Net Assets:

Expenses, including expense reductions	.35	%(e)	.72%	.72%	.75%	.75%	.25	%(e)

Expenses, excluding expense reductions	.35	%(e)	.72%	.72%	.75%	.75%	.25	%(e)

Net investment income	3.12	%(e)	6.30%	6.42%	6.87%	7.44%	1.87	%(e)

Supplemental Data:

Net assets,
end of period (000)	$979,165		$847,032	$695,689	$435,085	$35,771	$10
Portfolio turnover rate	21.03	%(e)	35.73%	42.65%	41.93%	29.01%	40.08%

(a)	Commencement of operations was 9/7/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.
(f)	Total return for the period 9/7/2007 through 9/14/2007.
(g)	Total return for the period 9/14/2007 through 12/31/2007.

40	See Notes to Financial Statements.

Financial Highlights (continued)

Class I Shares

Six Months Ended 6/30/2012 (unaudited)

			Year Ended 12/31

			2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value,
beginning of period	$7.60		$7.77	$7.31	$5.83	$7.90	$8.00

Investment operations:
Net investment income(a)	.25		.50	.49	.47	.50	.49
Net realized and
unrealized gain (loss)	.20		(.16)	.46	1.54	(2.02)	(.04)

Total from investment
operations	.45		.34	.95	2.01	(1.52)	.45

Distributions to shareholders
from:
Net investment income	(.25)		(.51)	(.49)	(.53)	(.55)	(.55)

Net asset value,
end of period	$7.80		$7.60	$7.77	$7.31	$5.83	$7.90

Total Return(b)	5.97	%(c)	4.35%	13.40%	35.87%	(20.14)%	5.72%

Ratios to Average Net Assets:

Expenses, including expense reductions	.31	%(c)	.62%	.62%	.65%	.65%	.64%

Expenses, excluding expense reductions	.31	%(c)	.62%	.62%	.65%	.65%	.64%

Net investment income	3.22	%(c)	6.39%	6.53%	7.15%	6.98%	6.07%

Supplemental Data:

Net assets,
end of period (000)	$214,543		$316,777	$353,941	$294,144	$203,843	$262,929
Portfolio turnover rate	21.03	%(c)	35.73%	42.65%	41.93%	29.01%	40.08%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	41

Financial Highlights (continued)

Class P Shares

Six Months Ended 6/30/2012 (unaudited)
			Year Ended 12/31

			2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$7.79		$7.98	$7.49	$5.97	$8.06	$8.15

Investment operations:
Net investment income(a)	.24		.48	.47	.45	.47	.46
Net realized and unrealized gain (loss)	.22		(.18)	.48	1.57	(2.05)	(.04)

Total from investment operations	.46		.30	.95	2.02	(1.58)	.42

Distributions to shareholders from:
Net investment income	(.24)		(.49)	(.46)	(.50)	(.51)	(.51)

Net asset value, end of period	$8.01		$7.79	$7.98	$7.49	$5.97	$8.06

Total Return(b)	5.99	%(c)	3.88%	12.73%	35.47%	(20.50)%	5.27%

Ratios to Average Net Assets:

Expenses, including expense reductions	.48	%(c)	1.03%	1.07%	1.10%	1.10%	1.09%

Expenses, excluding expense reductions	.48	%(c)	1.03%	1.07%	1.10%	1.10%	1.09%

Net investment income	3.01	%(c)	6.01%	6.08%	6.70%	6.55%	5.64%

Supplemental Data:

Net assets, end of period (000)	$108,005		$109,252	$143,083	$150,002	$99,134	$120,343
Portfolio turnover rate	21.03	%(c)	35.73%	42.65%	41.93%	29.01%	40.08%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

42	See Notes to Financial Statements.

Financial Highlights (continued)

	Class R2 Shares

	Six Months Ended 6/30/2012 (unaudited)						9/7/2007(a) to 12/31/2007
			Year Ended 12/31

			2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$7.63		$7.81	$7.35	$5.86	$7.92	$7.92

Investment operations:
Net investment income(b)							—	(c)
Net realized and unrealized gain							.03

Total from investment operations							.03

Net asset value on SEC Effective Date, 9/14/2007							$7.95

Investment operations:
Net investment income(b)	.23		.46	.45	.43	.46	.14
Net realized and unrealized gain (loss)	.21		(.18)	.45	1.55	(2.02)	(.05)

Total from investment operations	.44		.28	.90	1.98	(1.56)	.09

Distributions to shareholders from:
Net investment income	(.23)		(.46)	(.44)	(.49)	(.50)	(.12)

Net asset value, end of period	$7.84		$7.63	$7.81	$7.35	$5.86	$7.92

Total Return(d)							.38	%(e)(f)

Total Return(d)	5.79	%(e)	3.62%	12.63%	35.26%	(20.61)%	1.18	%(e)(g)

Ratios to Average Net Assets:

Expenses, including expense reductions	.60	%(e)	1.22%	1.22%	1.25%	1.24%	.39	%(e)

Expenses, excluding expense reductions	.60	%(e)	1.22%	1.22%	1.25%	1.24%	.39	%(e)

Net investment income	2.89	%(e)	5.84%	5.92%	6.57%	6.44%	1.72	%(e)

Supplemental Data:

Net assets, end of period (000)	$2,338		$1,629	$1,234	$456	$338	$46
Portfolio turnover rate	21.03	%(e)	35.73%	42.65%	41.93%	29.01%	40.08%

(a)	Commencement of operations was 9/7/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.
(f)	Total return for the period 9/7/2007 through 9/14/2007.
(g)	Total return for the period 9/14/2007 through 12/31/2007.

See Notes to Financial Statements.	43

Financial Highlights (concluded)

	Class R3 Shares

	Six Months Ended 6/30/2012 (unaudited)						9/7/2007(a) to 12/31/2007
			Year Ended 12/31

			2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$7.62		$7.80	$7.34	$5.85	$7.92	$7.92

Investment operations:
Net investment income(b)							—	(c)
Net realized and unrealized gain							.03

Total from investment operations							.03

Net asset value on SEC Effective Date, 9/14/2007							$7.95

Investment operations:
Net investment income(b)	.23		.46	.45	.44	.47	.14
Net realized and unrealized gain (loss)	.21		(.17)	.46	1.55	(2.03)	(.04)

Total from investment operations	.44		.29	.91	1.99	(1.56)	.10

Distributions to shareholders from:
Net investment income	(.23)		(.47)	(.45)	(.50)	(.51)	(.13)

Net asset value, end of period	$7.83		$7.62	$7.80	$7.34	$5.85	$7.92

Total Return(d)							.38	%(e)(f)

Total Return(d)	5.85	%(e)	3.73%	12.83%	35.31%	(20.52)%	1.21	%(e)(g)

Ratios to Average Net Assets:

Expenses, including expense reductions	.55	%(e)	1.12%	1.12%	1.14%	1.15%	.35	%(e)

Expenses, excluding expense reductions	.55	%(e)	1.12%	1.12%	1.14%	1.15%	.35	%(e)

Net investment income	2.94	%(e)	5.94%	6.03%	6.53%	7.01%	1.77	%(e)

Supplemental Data:

Net assets, end of period (000)	$57,190		$47,338	$34,991	$17,780	$5,399	$14
Portfolio turnover rate	21.03	%(e)	35.73%	42.65%	41.93%	29.01%	40.08%

(a)	Commencement of operations was 9/7/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.
(f)	Total return for the period 9/7/2007 through 9/14/2007.
(g)	Total return for the period 9/14/2007 through 12/31/2007.

44	See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Bond-Debenture Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund was incorporated under Maryland law on January 23, 1976.

The Fund’s investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return. The Fund has eight classes of shares: Class A, B, C, F, I, P, R2 and R3, each with different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class B, C, F, I, P, R2 and R3 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in the Fund’s prospectus); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted. The Fund no longer issues Class B shares for purchase. The Fund’s Class P shares are closed to substantially all investors, with certain exceptions as set forth in the Fund’s prospectus.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)

Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange-traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and

Notes to Financial Statements (unaudited)(continued)

asked prices is used. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee and approved in good faith by the Board. The Pricing Committee considers a number of factors, including unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and transactional back-testing comparison analysis.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)

Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)

Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)

Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2008 through December 31, 2011. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)

Expenses–Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2 and R3 shares bear their class-specific share of all expenses and fees relating to the Fund’s 12b-1 Distribution Plan.

(f)

Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies on the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of

Notes to Financial Statements (unaudited)(continued)

such transactions are included in Net realized gain on investments, futures contracts and foreign currency related transactions on the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)

When-Issued or Forward Transactions–The Fund may purchase portfolio securities on a when-issued or forward basis. When-issued or forward transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund’s custodian in order to pay for the commitment. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. The Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(h)

Futures Contracts–The Fund may purchase and sell futures contracts to enhance returns, to attempt to hedge some of its investment risk, or as a substitute position for holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(i)

Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(j)

Floating Rate Loans–The Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company

Notes to Financial Statements (unaudited)(continued)

or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. A Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which the Fund invests may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, the Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of the Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. As of June 30, 2012, the Fund had no unfunded loan commitments.

(k)

Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

	•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

	•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

	•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Financial Statements (unaudited)(continued)

The following is a summary of the inputs used as of June 30, 2012 in valuing the Fund’s investments carried at fair value:

Investment Type*	Level 1	Level 2	Level 3	Total

Common Stocks**	$190,383,655	$—	$—	$190,383,655
Convertible Bonds	—	513,255,356	—	513,255,356
Convertible Preferred Stocks	163,668,096	43,022,786	—	206,690,882
Floating Rate Loans	—	261,753,109	—	261,753,109
Foreign Bonds	—	44,335,512	—	44,335,512
Foreign Government Obligations	—	19,957,895	—	19,957,895
High Yield Corporate Bonds	—	6,507,607,196	30,765	6,507,637,961
Municipal Bond	—	17,181,240	—	17,181,240
Non-Agency Commercial Mortgage-Backed Securities	—	92,406,680	—	92,406,680
Preferred Stocks	16,594,682	10,270,812	—	26,865,494
Warrants	3,214,792	1,002,036	786,250	5,003,078
Repurchase Agreement	—	168,269,620	—	168,269,620

Total	$373,861,225	$7,679,062,242	$817,015	$8,053,740,482

*	See Schedule of Investments for fair values in each industry.
**

As of June 30, 2012, Cooper Standard Holding, Inc. (“Cooper Standard”) common stock, valued at $27,670,508, was included in Level 1 since it was actively traded and valued based on the last sales price on its principal exchange. At December 31, 2011, Cooper Standard was included in Level 2.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	High Yield Corporate Bonds	Warrants

Balance as of January 1, 2012	$229,200	$786,250
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation/depreciation	(121,786)	—
Purchase	—	—
Sales	(135,149)	—
Net transfers in or out of Level 3	58,500	—

Balance as of June 30, 2012	$30,765	$786,250

(l)

Disclosures about Derivative Instruments and Hedging Activities–The Fund entered into U.S. Treasury futures contracts during the six months ended June 30, 2012 (as described in note 2(h)) to hedge against changes in interest rates. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

Realized loss of $1,070,107 and unrealized appreciation of $97,919 are included on the Statement of Operations related to futures contracts under the captions Net realized gain on investments, futures contracts and foreign currency related transactions and Net change in unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies, respectively. The average number of futures contracts throughout the period was 262.

Notes to Financial Statements (unaudited)(continued)

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee
The Fund has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $500 million	.50%
Next $9.5 billion	.45%
Over $10 billion	.40%

For the six months ended June 30, 2012, the effective management fee was at an annualized rate of .45% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

12b-1 Distribution Plan
The Fund has adopted a distribution plan with respect to Class A, B, C, F, P, R2 and R3 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon the Fund’s average daily net assets as follows:

Fees*	Class A	Class B	Class C	Class F	Class P	Class R2	Class R3

Service	.25%(1)	.25%	.25%	—	.25%	.25%	.25%
Distribution	.10%	.75%	.75%	.10%	.20%	.35%	.25%

*

The Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.

(1)	Annual service fee on shares sold prior to June 1, 1990 is .15% of the average daily net assets attributable to Class A shares.

Class I shares do not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Fund, after concessions were paid to authorized dealers, for the six months ended June 30, 2012:

Distributor Commissions	Dealers’ Concessions

$1,389,492	$7,006,907

Distributor received CDSCs of $59,144 and $61,366 for Class A and Class C shares, respectively, for the six months ended June 30, 2012.

Two Directors and certain of the Fund’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared daily and paid monthly. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to

Notes to Financial Statements (unaudited)(continued)

shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2012 and the fiscal year ended December 31, 2011 was as follows:

	Six Months Ended 6/30/2012 (unaudited)	Year Ended 12/31/2011

Distributions paid from:
Ordinary income	$239,293,837	$475,601,312

Total distributions paid	$239,293,837	$475,601,312

As of December 31, 2011, the Fund had a capital loss carryforward of $145,799,985 set to expire in 2017.

In accordance with the Regulated Investment Company Modernization Act of 2010, the Fund will carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) indefinitely. Post-enactment losses will retain their character as either short-term or long-term and be utilized before any pre-enactment losses.

As of June 30, 2012, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$7,906,547,430

Gross unrealized gain	453,725,188
Gross unrealized loss	(306,532,136)

Net unrealized security gain	$147,193,052

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of wash sales, premium amortization and certain securities.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2012 were as follows:

Purchases	Sales

$1,859,630,310	$1,648,999,455

There were no purchases or sales of U.S. Government securities for the six months ended June 30, 2012.

6.	DIRECTORS’ REMUNERATION

The Fund’s officers and the two Directors who are associated with Lord Abbett do not receive any compensation from the Fund for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must

Notes to Financial Statements (unaudited)(continued)

defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.	EXPENSE REDUCTIONS

The Fund has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

8.	LINE OF CREDIT

On April 2, 2012, the Fund and certain other funds managed by Lord Abbett (the “participating funds”) entered into an unsecured revolving credit facility (“Facility”) with State Street Bank and Trust Company (“SSB”), to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Facility is renewed annually under terms that depend on market conditions at the time of the renewal. The amounts available under the Facility are (i) the lesser of either $250,000,000 or 33.33% of total assets per participating fund and (ii) $350,000,000 in the aggregate for all participating funds. The annual fee to maintain the Facility is .09% of the amount available under the Facility. Each participating fund pays its pro rata share based on the net assets of each participating fund. This amount is included in Other expenses on the Fund’s Statement of Operations. Any borrowings under this Facility will bear interest at current market rates as set forth in the credit agreement. As of June 30, 2012, there were no loans outstanding pursuant to this Facility.

For the period February 3, 2011 through April 1, 2012, the Fund and certain other funds managed by Lord Abbett had an amount of $200,000,000 available under a Facility from SSB with an annual fee to maintain the Facility of .125% of the amount available under the Facility.

9.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Fund’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

10.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with investing in debt securities. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of debt securities are likely to decline; when rates fall, such prices tend to rise. Longer-term debt securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a debt security will fail to make timely payments of principal or interest to the Fund, a risk that is greater with high yield securities (sometimes called “lower-rated bonds” or “junk bonds”), in which the Fund may substantially invest. Some issuers, particularly of high yield securities, may default as to principal and/or interest payments after the Fund purchases its securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Fund. High yield bonds are subject to greater price fluctuations, as well as additional risks.

The mortgage-related securities in which the Fund may invest may be particularly sensitive to changes in prevailing interest rates, and economic conditions, including delinquencies and/or defaults. These changes can affect the value, income and/or liquidity of such positions. When

Notes to Financial Statements (unaudited)(continued)

interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive the Fund of income payments above current market rates. The prepayment rate also will affect the price and volatility of a mortgage-related security. In addition, while securities of government sponsored enterprises are guaranteed with respect to the timely payment of interest and principal by the particular enterprise involved, they are not guaranteed by the U.S. Government. In addition, the Fund may invest in non-agency asset backed and mortgage related securities, which are issued by private institutions, not by government-sponsored enterprises.

The Fund may invest up to 20% of its net assets in equity securities, the value of which fluctuates in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests.

The Fund may invest in convertible securities, which have both equity and fixed income risk characteristics. Generally, convertible securities offer lower interest or dividend yields than non-convertible securities of similar quality and less potential for gains or capital appreciation in a rising equity securities market than equity securities. They tend to be more volatile than other fixed income securities and the market for convertible securities may be less liquid than markets for stocks or bonds. A significant portion of convertible securities have below investment grade credit ratings and are subject to increased credit and liquidity risks.

Due to the Fund’s exposure to foreign companies and ADRs, the Fund may experience increased market, liquidity, currency, political, information, and other risks.

The Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with directly investing in securities. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Illiquid securities may lower the Fund’s returns since the Fund may be unable to sell these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether the Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements and other factors. If the Fund incorrectly forecasts these and other factors, the Fund’s performance could suffer.

The Fund may invest up to 15% of its net assets in floating rate or adjustable rate senior loans, including bridge loans, novations, assignments, and participations, which are subject to increased credit and liquidity risks. Senior loans are business loans made to borrowers that may be U.S. or foreign corporations, partnerships or other business entities.

These factors can affect the Fund’s performance.

Notes to Financial Statements (unaudited)(continued)

11.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2012 (unaudited)		Year Ended December 31, 2011

Class A Shares	Shares	Amount	Shares	Amount

Shares sold	57,717,743	$453,892,532	97,086,667	$757,133,051
Converted from Class B*	4,436,922	34,971,315	20,884,767	164,674,901
Reinvestment of distributions	15,474,439	122,021,928	29,625,896	231,514,709
Shares reacquired	(62,686,473)	(492,636,498)	(143,676,633)	(1,122,936,580)

Increase	14,942,631	$118,249,277	3,920,697	$30,386,081

Class B Shares

Shares sold	383,087	$3,022,260	1,000,755	$7,878,556
Reinvestment of distributions	801,144	6,341,679	2,210,804	17,405,478
Shares reacquired	(2,751,401)	(21,723,973)	(11,556,155)	(91,321,896)
Converted to Class A*	(4,422,705)	(34,971,315)	(20,811,510)	(164,674,901)

Decrease	(5,989,875)	$(47,331,349)	(29,156,106)	$(230,712,763)

Class C Shares

Shares sold	23,400,555	$184,503,557	34,334,037	$268,754,112
Reinvestment of distributions	4,806,743	37,989,624	8,783,332	68,753,292
Shares reacquired	(16,933,047)	(133,493,259)	(47,505,908)	(372,750,593)

Increase (decrease)	11,274,251	$88,999,922	(4,388,539)	$(35,243,189)

Class F Shares

Shares sold	27,622,794	$217,103,989	58,314,898	$454,487,913
Reinvestment of distributions	2,685,587	21,147,880	4,052,088	31,585,935
Shares reacquired	(16,395,077)	(128,729,899)	(40,481,178)	(314,697,255)

Increase	13,913,304	$109,521,970	21,885,808	$171,376,593

Class I Shares

Shares sold	12,893,500	$100,648,867	30,123,858	$232,846,660
Reinvestment of distributions	614,651	4,827,461	2,593,664	20,255,778
Shares reacquired	(27,716,577)	(214,185,082)	(36,551,118)	(279,551,497)

Decrease	(14,208,426)	$(108,708,754)	(3,833,596)	$(26,449,059)

Class P Shares

Shares sold	1,016,707	$8,136,534	2,637,317	$21,147,848
Reinvestment of distributions	410,498	3,305,748	1,009,250	8,066,008
Shares reacquired	(1,956,242)	(15,664,492)	(7,568,696)	(59,073,983)

Decrease	(529,037)	$(4,222,210)	(3,922,129)	$(29,860,127)

Class R2 Shares

Shares sold	160,058	$1,257,334	95,147	$751,686
Reinvestment of distributions	1,653	13,039	3,199	24,989
Shares reacquired	(77,119)	(605,441)	(42,941)	(335,935)

Increase	84,592	$664,932	55,405	$440,740

Notes to Financial Statements (unaudited)(concluded)

	Six Months Ended June 30, 2012 (unaudited)		Year Ended December 31, 2011

Class R3 Shares	Shares	Amount	Shares	Amount

Shares sold	1,882,542	$14,812,227	2,786,978	$21,688,294
Reinvestment of distributions	199,556	1,570,900	303,444	2,362,940
Shares reacquired	(989,460)	(7,770,089)	(1,367,048)	(10,754,223)

Increase	1,092,638	$8,613,038	1,723,374	$13,297,011

*

Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

Householding

The Fund has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Lord Abbett Bond-Debenture Fund, Inc.	LABD-3-0612 (08/12)

Item 2:	Code of Ethics.
Not applicable.

Item 3:	Audit Committee Financial Expert.
Not applicable.

Item 4:	Principal Accountant Fees and Services.
Not applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Investments.
Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11:	Controls and Procedures.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	Amendments to Code of Ethics – Not applicable.

(a)(2)

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(a)(3)	Not applicable.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT BOND-DEBENTURE FUND, INC.

By:	/s/ Robert S. Dow

Robert S. Dow
Chief Executive Officer and Chairman

Date: August 21, 2012

By:	/s/ Joan A. Binstock

Joan A. Binstock
Chief Financial Officer and Vice President

Date: August 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Dow

Robert S. Dow
Chief Executive Officer and Chairman

Date: August 21, 2012

By:	/s/ Joan A. Binstock

Joan A. Binstock
Chief Financial Officer and Vice President

Date: August 21, 2012